UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-5029

Name of Fund: Legg Mason Income Trust, Inc.
Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202

Name and address of agent for service:
Name and address of agent for service: Richard M. Wachterman, Esq. Legg Mason Wood Walker, Incorporated 100 Light Street Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

Item 1 — Report to Shareholders

Semi-Annual Report to Shareholders

Legg Mason
Income Trust, Inc.

June 30, 2004

Semi-Annual Report to Shareholders

To Our Shareholders,

   We are pleased to provide you with Legg Mason Income Trust’s semi-annual report, combining reports for the Legg Mason Core Bond Fund, High Yield Portfolio, Investment Grade Income Portfolio, U.S. Government Intermediate-Term Portfolio and the U.S. Government Money Market Portfolio.

   The following table summarizes key statistics for the Primary Class of each portfolio, as of June 30, 2004:

			Net Asset Value
	SEC YieldA	Average Life	Per Share

Core Bond	2.66%	9.26 years	$9.72
High Yield	6.65%	6.08 years	$8.90
Investment Grade	4.55%	10.66 years	$10.57
U.S. Government Intermediate	3.41%	4.55 years	$10.31
U.S. Government Money MarketB	0.45%	66 days	$1.00

   For the six months ended June 30, 2004, total returns for the Primary Class of shares of the High Yield, Investment Grade and Government Intermediate Portfolios were +0.83%, -0.44%, and -0.49%, respectively. Total returns for the Institutional Class of shares were +1.13%, -0.29%, and -0.34%, respectively. The Core Bond Fund, which commenced operations on February 27, 2004, had a total return of -2.10% for the period from its inception to June 30, 2004. (Total return measures investment performance in terms of appreciation or depreciation in a portfolio’s net asset value per share, plus dividends and any capital gain distributions.)

   For each of our Funds, historical performance is not indicative of future results, and the principal value of the Core Bond, High Yield, Investment Grade and Government Intermediate Portfolios will continue to fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The U.S. Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share; however, it is possible to lose money by investing in the Fund.

A	SEC yields reported for the Core Bond, High Yield, Investment Grade and U.S. Government Intermediate Portfolios are for the 30 days ended June 30, 2004. For the U.S. Government Money Market Portfolio, the SEC yield is for the 7 days ended June 30, 2004.

B	An investment in the U.S. Government Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Semi-Annual Report to Shareholders

   Many of our shareholders regularly add to their Primary Class Fund holdings by authorizing automatic, monthly transfers from their bank checking or Legg Mason accounts. Your Legg Mason Financial Advisor will be happy to help you make these arrangements if you would like to purchase additional shares in this convenient way.

Sincerely,

John F. Curley, Jr. Chairman	Mark R. Fetting President

July 26, 2004

Semi-Annual Report to Shareholders

Performance Information

Core Bond Fund

   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

   Due to the limited operating history of the Core Bond Fund, performance graphs are not presented. The Fund, which began operations on February 27, 2004, had a total return of -2.10% for the period from its inception to June 30, 2004.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

Semi-Annual Report to Shareholders

Portfolio Composition (as of June 30, 2004)

Debt RatingsA (as a percentage of portfolio)

Maturity Schedule (as a percentage of portfolio)

A	Source: Standard & Poor’s

Semi-Annual Report to Shareholders

Portfolio of Investments

Core Bond Fund

June 30, 2004
(Amounts in Thousands) (Unaudited)

		Maturity	Par/
	Rate	Date	Shares	Value

Long-Term Securities — 97.6%
Corporate Bonds and Notes — 13.0%
Banking and Finance — 2.2%
Ford Motor Credit Company	6.875%	2/1/06	$240	$252
Ford Motor Credit Company	7.000%	10/1/13	150	151
General Motors Acceptance Corporation	5.625%	5/15/09	210	210
Household Finance Corporation	4.625%	1/15/08	180	183
Wells Fargo & Company	3.500%	4/4/08	165	163

				959

Banks — 0.8%
Bank of America Corporation	3.875%	1/15/08	160	160
Bank One Corporation	6.500%	2/1/06	170	179

				339

Cable — 0.6%
Comcast Corporation	6.500%	1/15/15	190	197
Cox Communications, Inc.	3.875%	10/1/08	55	54

				251

Computer Services and Systems — 0.2%
Electronic Data Systems Corporation	6.000%	8/1/13	100	95

Diversified Financial Services — 0.8%
CIT Group Inc.	4.000%	5/8/08	5	5
Citigroup Inc.	3.500%	2/1/08	185	183
General Electric Capital Corporation	4.250%	1/15/08	175	177

				365

Electric — 0.9%
Dominion Resources, Inc.	5.700%	9/17/12	90	91
FirstEnergy Corp.	7.375%	11/15/31	235	245

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Electric — Continued
Oncor Electric Delivery Company	6.375%	1/15/15	$30	$32
The Cleveland Electric Illuminating Company	5.650%	12/15/13	20	19	A

				387

Energy — 0.3%
Duke Energy Corporation	5.625%	11/30/12	105	105
Pacific Gas and Electric Company	2.300%	4/3/06	20	20	B
Pacific Gas and Electric Company	6.050%	3/1/34	30	28

				153

Environmental Services — 0.2%
Waste Management, Inc.	6.375%	11/15/12	85	90

Food, Beverage and Tobacco — 1.1%
Altria Group, Inc.	7.000%	11/4/13	185	188
Anheuser-Busch Companies, Inc.	4.950%	1/15/14	125	123
Kellogg Company	6.600%	4/1/11	80	88
Kraft Foods Inc.	5.625%	11/1/11	105	107

				506

Investment Banking/ Brokerage — 1.5%
Credit Suisse First Boston USA	4.625%	1/15/08	70	71
J.P. Morgan Chase & Co.	3.625%	5/1/08	255	252
Lehman Brothers Holdings Inc.	4.000%	1/22/08	90	90
Morgan Stanley	3.625%	4/1/08	145	143
The Goldman Sachs Group, Inc.	4.125%	1/15/08	125	125

				681

Media — 0.4%
AOL Time Warner Inc.	6.875%	5/1/12	75	81
AOL Time Warner Inc.	7.700%	5/1/32	75	82

				163

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Core Bond Fund — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Oil and Gas — 1.2%
Amerada Hess Corporation	7.300%	8/15/31	$100	$101
Apache Corporation	6.250%	4/15/12	75	82
Conoco Inc.	6.950%	4/15/29	145	160
ConocoPhillips	4.750%	10/15/12	40	39
Devon Energy Corporation	7.950%	4/15/32	110	127
XTO Energy, Inc.	7.500%	4/15/12	35	39

				548

Paper and Forest Products — 0.6%
International Paper Company	5.500%	1/15/14	55	54
MeadWestvaco Corporation	6.850%	4/1/12	30	32
Weyerhaeuser Company	6.750%	3/15/12	150	162

				248

Retail — 0.6%
Target Corporation	5.400%	10/1/08	120	126
Wal-Mart Stores, Inc.	3.375%	10/1/08	150	146

				272

Special Purpose — 1.6%
Anadarko Finance Company	6.750%	5/1/11	95	104
ChevronTexaco Capital Company	3.500%	9/17/07	110	110
DaimlerChrysler NA Holding Corporation	4.050%	6/4/08	110	108
Sprint Capital Corporation	4.780%	8/17/06	15	15
Sprint Capital Corporation	6.000%	1/15/07	220	231
Verizon Global Funding Corp.	7.375%	9/1/12	130	146

				714

Total Corporate Bonds and Notes (Identified Cost — $5,957)				5,771

Asset-Backed Securities — 5.0%
Fixed Rate Securities — 3.3%
Bank America Manufactured Housing Contract 1997-2	6.790%	12/10/22	194	199
Bank One Issuance Trust 2003-C1	4.540%	9/15/10	200	202

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Asset-Backed Securities — Continued
Fixed Rate Securities — Continued
Citibank Credit Card Issuance Trust 2000-B1	7.050%	9/17/07	$200	$210
Citibank Credit Card Issuance Trust 2001-C3	6.650%	5/15/08	200	211
Conseco Finance Home Equity Loan Trust 2001-A	7.440%	3/15/32	200	205
Green Tree Home Improvement Loan Trust 1999-E	9.450%	10/15/24	200	208
MMCA Auto Owner Trust 2002-2	3.670%	7/17/06	48	48
MMCA Auto Owner Trust 2002-4	3.050%	11/16/09	200	200

				1,483

Indexed SecuritiesB — 1.7%
Citibank Credit Card Issuance Trust 2000-C2	2.250%	10/15/07	200	201
EQCC Trust 2002	1.600%	11/25/31	32	32
Merrill Lynch Mortgage Investors, Inc. 2002-NC1	1.620%	5/25/33	39	39
Residential Asset Mortgage Product, Inc. 2004-RP1A	1.600%	11/25/42	252	252
Wachovia Asset Securitization, Inc. 2002-HE1	1.670%	9/27/32	226	227

				751

Total Asset-Backed Securities (Identified Cost — $2,231)				2,234

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Core Bond Fund — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

Mortgage-Backed Securities — 2.0%
Fixed Rate Securities — 0.8%
Asset Securitization Corporation 1996-D2	6.920%	2/14/29	$68	$71
Washington Mutual Mortgage Securities Corporation 2004-RA1	7.000%	3/25/34	256	271

				342

Variable Rate SecuritiesC — 1.2%
Bear Stearns Adjustable Rate Mortgage Trust 2004-4	3.517%	6/25/34	400	383
Credit-Based Asset Servicing and Security 1999-3	6.324%	1/3/29	67	65	A
Washington Mutual 2004-AR7	3.963%	7/25/34	100	96

				544

Total Mortgage-Backed Securities (Identified Cost — $884)				886

U.S. Government and Agency Obligations — 47.1%
Fixed Rate Securities — 37.5%
Fannie Mae	1.650%	5/16/05	305	304
Fannie Mae	3.000%	4/26/19	140	138	A
United States Treasury Bonds	6.250%	8/15/23	150	166
United States Treasury Bonds	5.250%	2/15/29	700	687
United States Treasury Bonds	6.250%	5/15/30	360	403
United States Treasury Bonds	5.375%	2/15/31	3,420	3,449
United States Treasury Notes	1.500%	3/31/06	40	39
United States Treasury Notes	2.750%	6/30/06	7,210	7,215
United States Treasury Notes	3.125%	5/15/07	90	90
United States Treasury Notes	3.000%	2/15/09	2,960	2,868
United States Treasury Notes	4.000%	6/15/09	1,290	1,301
United States Treasury Notes	4.250%	11/15/13	20	20

				16,680

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

U.S. Government and Agency Obligations — Continued
Indexed SecuritiesD — 9.6%
United States Treasury Inflation-Protected Security	3.875%	1/15/09	$493	$550
United States Treasury Inflation-Protected Security	2.000%	1/15/14	1,633	1,623
United States Treasury Inflation-Protected Security	3.875%	4/15/29	1,635	2,085

				4,258

Stripped Securities — N.M.
United States Treasury Bonds	0.000%	2/15/23	50	17	E2

Total U.S. Government and Agency Obligations (Identified Cost — $21,331)				20,955

U.S. Government Agency Mortgage-Backed Securities — 27.9%
Fixed Rate Securities — 27.9%
Fannie Mae	6.000%	8/1/17 to 5/1/34	1,326	1,369
Fannie Mae	5.500%	12/1/17 to 5/1/34	862	865
Fannie Mae	5.500%	1/1/31	1,100	1,094	F
Fannie Mae	6.000%	1/1/32	100	102	F
Fannie Mae	5.500%	1/1/33	1,000	1,022	F
Freddie Mac	5.500%	1/1/18 to 9/1/18	791	810
Freddie Mac	4.500%	4/1/19	496	485
Freddie Mac	5.000%	7/1/34	1,200	1,158	F
Government National Mortgage Association	6.000%	11/15/28 to 12/15/33	1,717	1,763
Government National Mortgage Association	6.500%	2/15/32	872	912
Government National Mortgage Association	5.000%	8/15/33 to 5/15/34	1,274	1,239
Government National Mortgage Association	5.500%	10/15/33 to 4/15/34	1,570	1,571

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $12,519)				12,390

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Core Bond Fund — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

Yankee BondsG — 2.6%
Foreign Governments — 1.2%
Russian Federation	5.000%	3/31/30	$210	$192	A,H
United Mexican States	7.500%	4/8/33	368	356

				548

Manufacturing (Diversified) — 0.6%
Tyco International Group S.A.	6.375%	10/15/11	45	48
Tyco International Group S.A.	6.875%	1/15/29	195	204

				252

Oil and Gas — 0.1%
Apache Finance Canada Corp.	4.375%	5/15/15		28

Special Purpose — 0.5%
Banagricola DPR Funding Ltd.	2.289%	3/15/10	192	191	A,B
Deutsche Telekom International Finance BV	5.250%	7/22/13	40	39

				230

Telecommunications — 0.2%
British Telecommunications plc	8.375%	12/15/10	75	87
INTELSAT	6.500%	11/1/13	10	9

				96

Total Yankee Bonds (Identified Cost — $1,176)				1,154

Total Long-Term Securities (Identified Cost — $44,098)				43,390

Short-Term Securities — 6.6%
U.S. Government and Agency Obligations — 0.3%
Fannie Mae	0.000%	9/8/04	121	121	I,J

Semi-Annual Report to Shareholders

	Par/
	Shares		Value

Options PurchasedK — N.M.
Eurodollar Futures Call, October 2004, Strike Price $96.25	10	L	$2
Eurodollar Futures Call, October 2004, Strike Price $97.00	8	L	8

			10

Repurchase Agreements — 6.3%
Deutsche Bank AG
1.40%, dated 6/30/04, to be repurchased at $1,500 on 7/1/04 (Collateral: $1,515 Federal Home Loan Bank bonds, 5.25%, due 6/18/14, value $1,539)	$1,500		1,500
Lehman Brothers, Inc.
1.40%, dated 6/30/04, to be repurchased at $1,304 on 7/1/04 (Collateral: $1,360 Freddie Mac zero-coupon notes, due 5/31/05, value $1,330)	1,304		1,304

			2,804

Total Short-Term Securities (Identified Cost — $2,935)			2,935

Total Investments — 104.2% (Identified Cost — $47,033)			46,325
Other Assets Less Liabilities — (4.2)%			(1,897)

Net Assets — 100.0%			$44,428

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Core Bond Fund — Continued

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts PurchasedK
Eurodollar Futures	September 2004	8	$—
Eurodollar Futures	September 2004	40	1
U.S. Treasury Note Futures	September 2004	51	52
U.S. Treasury Note Futures	September 2004	26	9

			$62

Futures Contracts WrittenK
U.S. Treasury Bond Futures	September 2004	19	$(18)

Options WrittenK
Eurodollar Futures Call, Strike Price $96.75	September 2004	4	$2
Eurodollar Futures Call, Strike Price $96.50	October 2004	1	—
Eurodollar Futures Call, Strike Price $97.00	October 2004	3	1
U.S. Treasury Note Futures Call, Strike Price $112.00	September 2004	16	5
U.S. Treasury Note Futures Call, Strike Price $114.00	September 2004	6	6
U.S. Treasury Note Futures Call, Strike Price $115.00	September 2004	3	3
U.S. Treasury Note Futures Call, Strike Price $112.00	December 2004	15	1
U.S. Treasury Note Futures Put, Strike Price $107.00	September 2004	3	1
U.S. Treasury Bond Futures Call, Strike Price $104.00	September 2004	4	(1)
U.S. Treasury Bond Futures Call, Strike Price $107.00	September 2004	2	(1)
U.S. Treasury Bond Futures Call, Strike Price $112.00	September 2004	6	4

			$21

Semi-Annual Report to Shareholders

A	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 1.4% of net assets.

B	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (’LIBOR”). The coupon rates are the rates as of June 30, 2004.

C	The coupon rates shown on variable securities are the rates at June 30, 2004. These rates vary with the weighted average coupon of the underlying loans.

D	Inflation-Protected Securities — Security whose principal value is adjusted daily or monthly in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

E	Stripped security — Security with interest-only or principal-only payment streams, denoted by a 1 or 2 respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

F	When-issued security — Security purchased on a delayed delivery basis. Final settlement amount and maturity have not yet been announced.

G	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.

H	Stepped coupon security — A security with a predetermined schedule of interest or dividend rate changes.

I	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

J	Collateral to cover futures contracts.

K	Options and futures are described in more detail in the notes to financial statements.

L	Represents actual number of contracts.

N.M. — Not meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Core Bond Fund

June 30, 2004
(Amounts in Thousands) (Unaudited)

Assets:
Investment securities at market value (cost — $44,098)	$43,390
Short-term securities at value (cost — $2,935)	2,935

Total investments		$46,325
Cash		766

Receivable for:
Fund shares sold		476
Interest		330
Futures variation margin		52

		47,949

Liabilities:
Options proceeds (cost — $52)		31
Swap contracts		16

Payable for:
Fund shares repurchased		24
Securities purchased		3,351
Income distribution		53
Accrued expenses		46

		3,521

Net Assets		$44,428

Net assets consist of:
Accumulated paid-in capital applicable to
4,569 Primary Class shares outstanding	$45,308
Under/(over) distributed net investment income	(1)
Accumulated net realized gain/(loss) on investments, options, futures, and swaps	(230)
Unrealized appreciation/(depreciation) of investments, options, futures and swaps	(649)

Net Assets		$44,428

Net Asset Value Per Share:
Primary Class		$9.72

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Core Bond Fund

For the Period Ended June 30, 2004A
(Amounts in Thousands) (Unaudited)

Investment Income:
Interest		$359

Expenses:
Management fee	47
Distribution and service fees	52
Audit and legal fees	14
Custodian fee	33
Directors’ fees and expenses	7
Registration fees	10
Reports to shareholders	7
Transfer agent and shareholder servicing expense	13
Other expenses	11

	194
Less fees waived	(90)

Total expenses, net of waivers		104

Net Investment Income		255

Net Realized and Unrealized Gain/(Loss) on Investments:

Realized gain/(loss) on:
Investments	(164)
Options	3
Futures	(73)
Swaps	4

		(230)
Change in unrealized appreciation/(depreciation) of investments, options and futures		(649)

Net Realized and Unrealized Gain/(Loss) on Investments		(879)

Change in Net Assets Resulting From Operations		$(624)

A	For the period February 27, 2004 (commencement of operations) to June 30, 2004.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Core Bond Fund

(Amounts in Thousands)

For the Period
Ended
6/30/04A
(Unaudited)

Change in Net Assets:

Net investment income	$255

Net realized gain/(loss) on investments, options, futures and swaps	(230)

Change in unrealized appreciation/(depreciation) of investments, options, futures and swaps	(649)

Change in net assets resulting from operations	(624)

Distributions to shareholders from net investment income:
Primary Class	(256)

Change in net assets from Fund share transactions:
Primary Class	45,308

Change in net assets	44,428

Net Assets:

Beginning of period	—

End of period	$44,428

Under/(over) distributed net investment income	$(1)

A	For the period February 27, 2004 (commencement of operations) to June 30, 2004.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Core Bond Fund

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Period
	Ended
	June 30, 2004A

	(Unaudited)
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income	.07	B
Net realized and unrealized gain/(loss) on investments	(.28)

Total from investment operations	(.21)

Distributions:
From net investment income	(.07)

Total distributions	(.07)

Net asset value, end of period	$9.72

Ratios/supplemental data:
Total return	(2.10	)%C
Expenses to average net assets	1.00	%B,D
Net investment income to average net assets	2.47	%B,D
Portfolio turnover rate	126	%C

Net assets, end of period (in thousands)	$44,428

A	For the period February 27, 2004 (commencement of operations) to June 30, 2004.

B	Net of fees waived by LMFA for expenses in excess of the voluntary expense limitation of 1.00% until April 30, 2005. If no fees had been waived by LMFA, the annualized ratio of expenses to daily average net assets would have been 1.87%.

C	Not annualized.

D	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Performance Information

High Yield Portfolio

   The following graphs compare the Fund’s total returns against that of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in the Institutional Class of the Fund, for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $10,000 Investment — Primary Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+8.20%	+8.20%
Five Years	-1.76%	-0.35%
Ten Years	+64.19%	+5.08%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

A	A market value-weighted index that tracks the daily price-only, coupon, and total return performance of non-investment grade, fixed rate, publicly placed, dollar-denominated, and non-convertible debt registered with the U.S. Securities and Exchange Commission.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment — Institutional Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+8.80%	+8.80%
Five Years	+0.06%	+0.01%
Life of Class*	+1.14%	+0.18%
*Inception date: May 5, 1998

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

B	Index returns are for periods beginning April 30, 1998.

Semi-Annual Report to Shareholders

Portfolio Composition (as of June 30, 2004)

Debt RatingsC (as a percentage of portfolio)

Maturity Schedule (as a percentage of portfolio)

C	Source: Standard & Poor’s

Semi-Annual Report to Shareholders

Portfolio of Investments

High Yield Portfolio
June 30, 2004

(Amounts in Thousands) (Unaudited)

		Maturity	Par/
	Rate	Date	Shares	Value

Long-Term Securities — 98.3%
Corporate Bonds and Notes — 89.0%
Advertising — 0.6%
Vertis Inc.	10.875%	6/15/09	$1,205	$1,295

Aerospace/ Defense — 1.8%
Armor Holdings, Inc.	8.250%	8/15/13	1,050	1,123
Esterline Technologies Corporation	7.750%	6/15/13	1,173	1,208
Hexcel Corporation	9.875%	10/1/08	966	1,060
Hexcel Corporation	9.750%	1/15/09	380	399

				3,790

Animal Hospitals — 0.5%
Vicar Operating, Inc.	9.875%	12/1/09	915	1,007

Apparel — 1.6%
Oxford Industries, Inc.	8.875%	6/1/11	1,181	1,246	A
Russell Corporation	9.250%	5/1/10	998	1,060
The William Carter Company	10.875%	8/15/11	887	1,005

				3,311

Auto and Automotive Parts — 1.9%
Cummins Inc.	9.500%	12/1/10	992	1,123
Keystone Automotive Operations Inc.	9.750%	11/1/13	1,100	1,177	A
TRW Automotive	9.375%	2/15/13	839	946
TRW Automotive	11.000%	2/15/13	588	694

				3,940

Automotive Retailer — 0.9%
Asbury Automotive Group Inc.	9.000%	6/15/12	1,896	1,934

Building Materials — 3.3%
Associated Materials Incorporated	0.000%	3/1/14	1,910	1,280	A,B
Atrium Companies, Inc.	10.500%	5/1/09	1,970	2,063
Interface, Inc.	7.300%	4/1/08	553	548
Interface, Inc.	10.375%	2/1/10	913	1,018

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

High Yield Portfolio — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Building Materials — Continued
Nortek Holdings, Inc.	0.000%	5/15/11	$1,700	$1,360	A,B
Nortek Holdings, Inc.	9.875%	6/15/11	471	537

				6,806

Cable — 3.7%
Charter Communications Holdings, LLC	9.625%	11/15/09	2,250	1,823
Charter Communications Holdings, LLC	8.000%	4/30/12	1,440	1,393	A
Charter Communications, Inc.	10.250%	9/15/10	1,575	1,587	A
CSC Holdings Inc.	7.625%	4/1/11	700	702
CSC Holdings Inc.	6.750%	4/15/12	170	163	A
CSC Holdings Inc.	7.625%	7/15/18	946	882
LodgeNet Entertainment Corporation	9.500%	6/15/13	1,152	1,259

				7,809

Casino Resorts — 4.4%
Herbst Gaming, Inc.	8.125%	6/1/12	650	659	A
Inn of the Mountain Gods	12.000%	11/15/10	1,580	1,754	A
MGM MIRAGE	8.500%	9/15/10	1,192	1,288
Mirage Resorts, Incorporated	7.250%	10/15/06	355	370
Park Place Entertainment Corporation	7.875%	12/15/05	259	272
Park Place Entertainment Corporation	8.875%	9/15/08	1,210	1,313
Premier Entertainment Biloxi LLC	10.750%	2/1/12	747	784	A
River Rock Entertainment	9.750%	11/1/11	990	1,079
Station Casinos, Inc.	6.000%	4/1/12	560	542
Station Casinos, Inc.	6.875%	3/1/16	470	452
Wynn Las Vegas LLC	12.000%	11/1/10	541	648

				9,161

Chemicals — 5.5%
Airgas, Inc.	6.250%	7/15/14	610	584	A
Equistar Chemicals LP	10.125%	9/1/08	450	493
Equistar Chemicals LP	10.625%	5/1/11	696	773
FMC Corporation	10.250%	11/1/09	154	177
Georgia Gulf Corporation	7.625%	11/15/05	6	6

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Chemicals — Continued
Georgia Gulf Corporation	7.125%	12/15/13	$490	$496	A
Hercules Incorporated	11.125%	11/15/07	300	351
Huntsman International Holdings LLC	0.000%	12/31/09	1,086	532	C
Huntsman International LLC	9.875%	3/1/09	302	326
Huntsman International LLC	10.125%	7/1/09	967	986
IMC Global Inc.	10.875%	6/1/08	576	670
Lyondell Chemical Company	9.625%	5/1/07	1,037	1,084
MacDermid, Incorporated	9.125%	7/15/11	822	916
Millennium America Inc.	7.000%	11/15/06	526	540
Millennium America Inc.	9.250%	6/15/08	782	841
Nalco Company	7.750%	11/15/11	450	471	A
Nalco Company	8.875%	11/15/13	640	671	A
Westlake Chemical Corporation	8.750%	7/15/11	1,480	1,606

				11,523

Coal — 0.6%
Alpha Natural Resources LLC	10.000%	6/1/12	1,280	1,338	A

Containers and Packaging — 1.0%
Graphic Packaging International Corp.	9.500%	8/15/13	1,160	1,259
Owens Brockway Glass Containers	8.750%	11/15/12	850	922

				2,181

Diversified Services — 0.4%
SPX Corporation	7.500%	1/1/13	792	812

Electric — 3.6%
FirstEnergy Corp.	5.500%	11/15/06	25	26
FirstEnergy Corp.	6.450%	11/15/11	360	373
Midwest Generation LLC	8.750%	5/1/34	1,000	1,010	A
Nevada Power Company	6.500%	4/15/12	1,140	1,083	A
Orion Power Holdings, Inc.	12.000%	5/1/10	1,703	2,077
The AES Corporation	8.500%	11/1/07	718	736

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Electric — Continued
The AES Corporation	9.500%	6/1/09	$710	$759
The AES Corporation	9.000%	5/15/15	1,403	1,503	A

				7,567

Electronics — 1.7%
Amkor Technology, Inc.	9.250%	2/15/08	900	941
BRL Universal Equipment 2001 A., L.P.	8.875%	2/15/08	300	321
Fairchild Semiconductor International, Inc.	10.500%	2/1/09	240	261
Rayovac Corporation	8.500%	10/1/13	860	903
Viasystems Inc.	10.500%	1/15/11	1,120	1,176	A

				3,602

Energy — 3.3%
Calpine Corporation	7.625%	4/15/06	620	546
Calpine Corporation	8.625%	8/15/10	777	505
Calpine Corporation	8.500%	2/15/11	1,224	799
Calpine Corporation	9.875%	12/1/11	600	510	A
Calpine Corporation	8.750%	7/15/13	1,192	977	A
Calpine Generating Co. LLC	11.500%	4/1/11	610	537	A
NRG Energy, Inc.	8.000%	12/15/13	1,102	1,113	A
Peabody Energy Corporation	5.875%	4/15/16	320	291
PG&E Corporation	6.875%	7/15/08	690	721	A
TECO Energy, Inc.	10.500%	12/1/07	830	925

				6,924

Environmental Services — 1.6%
Allied Waste North America Incorporated	7.625%	1/1/06	69	72
Allied Waste North America Incorporated	8.500%	12/1/08	979	1,071
Allied Waste North America Incorporated	7.375%	4/15/14	980	953	A

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

High Yield Portfolio — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Environmental Services — Continued
Capital Environment Resource, Inc.	9.500%	4/15/14	$1,120	$1,148	A
Safety-Kleen Corp.	9.250%	5/15/09	3,894	195	D

				3,439

Food, Beverage and Tobacco — 1.4%
Cott Beverages Incorporated	8.000%	12/15/11	950	1,010
Domino’s, Inc.	8.250%	7/1/11	1,336	1,416
Smithfield Foods, Inc.	8.000%	10/15/09	430	463

				2,889

Funeral Parlors and Cemetery — N.M
Alderwoods Group, Inc.	12.250%	1/2/09	81	90

Gaming — 1.3%
Argosy Gaming Company	9.000%	9/1/11	1,432	1,582
Mohegan Tribal Gaming Authority	6.375%	7/15/09	1,110	1,113

				2,695

Gas and Pipeline Utilities — 4.6%
ANR Pipeline, Inc.	8.875%	3/15/10	322	352
ANR Pipeline, Inc.	9.625%	11/1/21	477	534
Colorado Interstate Gas Company	10.000%	6/15/05	540	566
Dynegy Holdings Inc.	10.125%	7/15/13	980	1,061	A
Encore Acquisition Company	6.250%	4/15/14	310	291	A
GulfTerra Energy Partners, L.P.	10.625%	12/1/12	466	554
KCS Energy, Inc.	7.125%	4/1/12	930	925	A
Northwest Pipelines Corporation	8.125%	3/1/10	254	274
Sonat Inc.	6.875%	6/1/05	700	702
Southern Natural Gas Company	8.875%	3/15/10	678	741
The Williams Companies, Inc.	8.625%	6/1/10	472	519
The Williams Companies, Inc.	8.125%	3/15/12	540	577
The Williams Companies, Inc.	7.500%	1/15/31	334	302
The Williams Companies, Inc.	8.750%	3/15/32	1,091	1,091

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

High Yield Portfolio — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Gas and Pipeline Utilities — Continued
Transcontinental Gas Pipeline Corporation	7.000%	8/15/11	$352	$361
Transcontinental Gas Pipeline Corporation	8.875%	7/15/12	729	824

				9,674

Health Care — 2.0%
Ardent Health Services	10.000%	8/15/13	910	974
Equinox Holdings Inc.	9.000%	12/15/09	940	935	A
Tenet Healthcare Corporation	9.875%	7/1/14	2,147	2,185	A

				4,094

Homebuilding — 0.5%
Schuler Homes, Inc.	9.375%	7/15/09	265	291
Schuler Homes, Inc.	10.500%	7/15/11	640	730

				1,021

Lodging/ Hotels — 0.2%
Hilton Hotels Corporation	7.950%	4/15/07	133	144
La Quinta Inns, Inc.	8.875%	3/15/11	70	75
Starwood Hotels & Resorts Worldwide, Inc.	7.875%	5/1/12	100	107

				326

Machinery — 3.8%
Case New Holland Incorporated	9.250%	8/1/11	1,520	1,596	A
Grant Prideco, Inc.	9.000%	12/15/09	877	954
Hanover Compressor Company	8.625%	12/15/10	1,179	1,220
Joy Global Inc.	8.750%	3/15/12	1,125	1,260
NMHG Holdings Co.	10.000%	5/15/09	1,201	1,321
Terex Corporation	10.375%	4/1/11	909	1,013
Terex Corporation	9.250%	7/15/11	440	480

				7,844

Manufacturing (Diversified) — 2.8%
Ames True Temper	10.000%	7/15/12	1,570	1,574	A
California Steel Industries Inc.	6.125%	3/15/14	380	354

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Manufacturing (Diversified) — Continued
Jacuzzi Brands Incorporated	9.625%	7/1/10	$1,364	$1,460
Koppers Inc.	9.875%	10/15/13	920	1,007
MMI Products, Inc.	11.250%	4/15/07	640	618
Samsonite Corporation	8.875%	6/1/11	800	828	A

				5,841

Media — 2.5%
EchoStar DBS Corporation	4.360%	10/1/08	1,240	1,291	E
EchoStar DBS Corporation	9.125%	1/15/09	142	156
Lamar Media Corporation	7.250%	1/1/13	620	631
Paxson Communications Corporation	10.750%	7/15/08	645	654
Paxson Communications Corporation	0.000%	1/15/09	25	22	B
PRIMEDIA Inc.	6.615%	5/15/10	580	588	A,E
Readers Digest Association, Inc.	6.500%	3/1/11	820	801
Sinclair Broadcast Group, Inc.	8.750%	12/15/11	990	1,059

				5,202

Medical Care Facilities — 1.4%
Extendicare Health Services, Inc.	9.500%	7/1/10	260	288
Extendicare Health Services, Inc.	6.875%	5/1/14	720	677	A
HCA Inc.	6.910%	6/15/05	49	51
HCA Inc.	8.750%	9/1/10	136	155
HCA Inc.	7.875%	2/1/11	510	559
HCA Inc.	9.000%	12/15/14	970	1,128

				2,858

Medical Products — 0.4%
Fresenius Medical Care Capital Trust II	7.875%	2/1/08	839	885	F

Medical Supplies and Services — 0.4%
AmeriPath Inc.	10.500%	4/1/13	838	846

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Office Equipment and Supplies — 0.3%
Xerox Corporation	7.625%	6/15/13	$550	$562

Oil and Gas — 5.8%
Amerada Hess Corporation	7.875%	10/1/29	410	443
Amerigas Partners LP	8.875%	5/20/11	806	858
Chesapeake Energy Corporation	8.375%	11/1/08	140	151
Chesapeake Energy Corporation	9.000%	8/15/12	1,083	1,218
El Paso CGP Co.	7.750%	6/15/10	660	596
El Paso Corporation	6.950%	12/15/07	698	675
El Paso Corporation	7.800%	8/1/31	730	586
El Paso Corporation	7.750%	1/15/32	670	538
El Paso Energy Partners	8.500%	6/1/11	173	187
Evergreen Resources, Inc.	5.875%	3/15/12	850	858	A
Ferrellgas Partners LP	8.750%	6/15/12	150	160
Ferrellgas Partners LP	6.750%	5/1/14	510	492	A
Pacific Energy Partners	7.125%	6/15/14	530	538	A
Parker Drilling Company	10.125%	11/15/09	290	306
Plains Exploration & Production Company	7.125%	6/15/14	810	824	A
Pride International, Inc.	7.375%	7/15/14	1,170	1,182	A
Suburban Propane Partners LP	6.875%	12/15/13	810	788
Vintage Petroleum, Inc.	7.875%	5/15/11	592	607
Vintage Petroleum, Inc.	8.250%	5/1/12	250	265
Westport Resources Corporation	8.250%	11/1/11	768	869

				12,141

Paper and Forest Products — 1.8%
Georgia-Pacific Corp.	9.500%	12/1/11	932	1,095
Georgia-Pacific Corp.	9.375%	2/1/13	947	1,084
Georgia-Pacific Corp.	8.250%	3/1/23	201	207
Georgia-Pacific Corp.	7.750%	11/15/29	6	6
Georgia-Pacific Corp.	8.875%	5/15/31	1,290	1,377

				3,769

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

High Yield Portfolio — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Pharmaceuticals — 0.4%
Leiner Health Products Inc.	11.000%	6/1/12	$800	$826	A

Publishing — 1.4%
Dex Media East LLC	9.875%	11/15/09	19	22
Dex Media East LLC	12.125%	11/15/12	986	1,151
Hollinger International Publishing	9.000%	12/15/10	990	1,143
Sun Media Corporation	7.625%	2/15/13	501	511

				2,827

Real Estate — 0.6%
Forest City Enterprises, Inc.	7.625%	6/1/15	130	131
Ventas Realty, Limited Partnership	8.750%	5/1/09	695	750
Ventas Realty, Limited Partnership	9.000%	5/1/12	408	447

				1,328

Rental and Lease Services (Commercial) — 0.6%
NationsRent, Inc.	9.500%	10/15/10	570	607	A
United Rentals North America Inc.	7.000%	2/15/14	638	568

				1,175

Retail — 3.1%
American Achievement Corp.	8.250%	4/1/12	780	792	A
Cinemark, Inc.	0.000%	3/15/14	1,250	816	A,B
Hollywood Entertainment Corporation	9.625%	3/15/11	411	473
J.C. Penney Company, Inc.	8.000%	3/1/10	425	475
J.C. Penney Company, Inc.	7.125%	11/15/23	540	553
J.C. Penney Company, Inc.	7.400%	4/1/37	597	630
Norcraft Companies	9.000%	11/1/11	1,490	1,572	A
Stater Bros. Holdings Inc.	5.060%	6/15/10	640	650	A,E
Toys “R” Us, Inc.	7.875%	4/15/13	550	552

				6,513

Special Purpose — 6.3%
Alamosa Incorporated	11.000%	7/31/10	1,124	1,225
Arch Western Finance LLC	6.750%	7/1/13	601	601	A

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Special Purpose — Continued
H & E Equipment Services LLC	11.125%	6/15/12	$1,314	$1,330
Huntsman Advanced Materials LLC	11.000%	7/15/10	370	417	A
Midland Funding II	11.750%	7/23/05	687	711
Milacron Escrow Corporation	11.500%	5/15/11	1,160	1,154	A
Qwest Capital Funding, Inc.	7.000%	8/3/09	1,251	1,098
Sensus Metering Systems Incorporated	8.625%	12/15/13	1,001	961	A
The Williams Companies, Inc. Credit-Linked Certificates	6.750%	4/15/09	1,195	1,174	A
Transdigm Funding Corp.	8.375%	7/15/11	1,167	1,185
UCAR Finance Inc.	10.250%	2/15/12	1,315	1,463
UGS Corporation	10.000%	6/1/12	900	959	A
WII Components Inc.	10.000%	2/15/12	970	951	A

				13,229

Storage Facilities — 0.7%
Mobile Mini, Inc.	9.500%	7/1/13	1,260	1,380

Telecommunications — 4.9%
Cincinnati Bell Inc.	7.250%	7/15/13	144	135
Cincinnati Bell Inc.	8.375%	1/15/14	1,060	943
Crown Castle International Corp.	9.375%	8/1/11	810	891
GTE Hawaiian Telephone Company, Inc.	7.000%	2/1/06	300	306
GTE Hawaiian Telephone Company, Inc.	7.375%	9/1/06	230	236
Insight Communications	10.500%	11/1/10	1,100	1,199	A
MCI Inc.	5.908%	5/1/07	377	365
MCI Inc.	6.688%	5/1/09	377	349
MCI Inc.	7.735%	5/1/14	323	289
PanAmSat Corporation	6.375%	1/15/08	651	657
PanAmSat Corporation	8.500%	2/1/12	501	569
Qwest Corporation	9.125%	3/15/12	1,420	1,534	A
Qwest Services Corporation	13.500%	12/15/10	2,339	2,719	A

				10,192

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

High Yield Portfolio — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Telecommunications (Cellular/ Wireless) — 3.0%
Centennial Communications Corporation	8.125%	2/1/14	$1,290	$1,196	A
Nextel Communications, Inc.	5.250%	1/15/10	1,139	1,108	G
Nextel Communications, Inc.	7.375%	8/1/15	1,055	1,065
Rural Cellular Corporation	8.250%	3/15/12	780	798	A
SBA Communications Corporation	0.000%	12/15/11	1,665	1,232
US Unwired Inc.	10.000%	6/15/12	800	808	A

				6,207

Transportation — 1.7%
Continental Airlines, Inc.	7.373%	12/15/15	1,042	833
Horizon Lines, LLC	9.000%	11/1/12	800	800
Kansas City Southern Railway	9.500%	10/1/08	1,834	1,992

				3,625

Water Utilities — 0.5%
National Waterworks, Inc.	10.500%	12/1/12	957	1,062

Total Corporate Bonds and Notes (Identified Cost — $184,511)				185,540

Yankee BondsH — 8.3%
Building Materials — 0.4%
North American Energy Partners	8.750%	12/1/11	940	930	A

Chemicals — 1.2%
Rhodia SA	10.250%	6/1/10	980	990	A
Rhodia SA	8.875%	6/1/11	1,750	1,479	A

				2,469

Foreign Governments — 0.6%
Federative Republic of Brazil	14.500%	10/15/09	1,070	1,246

Manufacturing (Diversified) — 0.1%
Tyco International Group S.A.	6.375%	10/15/11	193	205

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Yankee Bonds — Continued
Media — 1.0%
Kabel Deutschland GmbH	10.625%	7/1/14	$920	$945	A
Vivendi Universal S.A.	9.250%	4/15/10	926	1,095

				2,040

Oil and Gas — 0.3%
Western Oil Sands Inc.	8.375%	5/1/12	480	521	A

Paper and Forest Products — 0.4%
Abitibi-Consolidated Inc.	8.550%	8/1/10	490	517
Abitibi-Consolidated Inc.	5.020%	6/15/11	350	351	A,E

				868

Services — 0.5%
Compagnie Generale de Geophysique S.A.	10.625%	11/15/07	958	1,020

Special Purpose — 2.2%
Calpine Canada Energy Finance	8.500%	5/1/08	753	497
Eircom Funding	8.250%	8/15/13	1,030	1,071
Gemstone Investors Limited	7.710%	10/31/04	40	40	A
Inmarsat Finance PLC	7.625%	6/30/12	1,000	968	A
MDP Acquisitions PLC	9.625%	10/1/12	839	919
Smurfit Capital Funding PLC	6.750%	11/20/05	410	420
Yell Finance BV	10.750%	8/1/11	510	588

				4,503

Telecommunication — 0.2%
Nortel Networks Ltd.	6.125%	2/15/06	520	522

Telecommunications (Cellular/ Wireless) — 0.7%
OMI Corporation	7.625%	12/1/13	746	731
Rogers Wireless Communications Inc.	9.625%	5/1/11	628	705

				1,436

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

High Yield Portfolio — Continued

		Maturity	Par/
	Rate	Date	Shares		Value

Yankee Bonds — Continued
Transportation — 0.7%
Teekay Shipping Corporation	8.875%	7/15/11	$1,355		$1,499

Total Yankee Bonds (Identified Cost — $17,158)					17,259

Common Stocks — 0.3%
Engineering and Construction — 0.1%
Washington Group International, Inc.			8	shs	305	I

Food — N.M
International Fast Food Corporation			40		0.01	I

Telecommunication — N.M.
Cincinnati Bell Inc.			0.1		0.5

Telecommunications (Cellular/ Wireless) — 0.2%
Rural Cellular Corporation			4		364	I

Total Common Stocks (Identified Cost — $3,245)					669

Preferred Stocks — 0.6%
High Voltage Engineering Corporation	12.500%		0.5		5	J
Paxson Communications Corporation	14.250%		0.1		1,290	J,K

Total Preferred Stocks (Identified Cost — $1,656)					1,295

Semi-Annual Report to Shareholders

	Par/
	Shares		Value

Warrants — 0.1%
American Tower Corporation	1	wts	$158	A,J
Horizon PCS, Inc.	2		0.02	A,J
Next Generation Network, Inc.	16		0.2	J
Washington Group International, Series A	5		50	J
Washington Group International, Series B	6		46	J
Washington Group International, Series C	3		22	J

Total Warrants (Identified Cost — $310)			276

Total Long-Term Securities (Identified Cost — $206,880)			205,039

Short-Term Securities — 1.1%
Repurchase Agreements — 1.1%
Deutsche Bank AG
1.40%, dated 6/30/04, to be repurchased at $1,000 on 7/1/04 (Collateral: $1,010 Federal Home Loan Bank bonds, 5.25%, dated 6/18/14, value $1,026)		$1,000	1,000
Goldman, Sachs & Company
1.40%, dated 6/30/04, to be repurchased at $1,173 on 7/1/04 (Collateral: $1,200 Freddie Mac zero-coupon notes, due 7/28/04, value $1,199)		1,173	1,173

Total Short-Term Securities (Identified Cost — $2,173)			2,173

Total Investments — 99.4% (Identified Cost — $209,053)			207,212
Other Assets Less Liabilities — 0.6%			1,208

Net Assets — 100.0%			$208,420

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

High Yield Portfolio — Continued

A	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 31.2% of net assets.

B	Stepped coupon security — A security with a predetermined schedule of interest or dividend rate changes.
C	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
D	Bond is in default at June 30, 2004.

E	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”). The coupon rates are the rates as of June 30, 2004.
F	Unit — A security which consists of a bond and warrants to purchase the common stock of the issuer.

G	Convertible security — Security may be converted into the issuer’s common stock.
H	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.

I	Non-income producing.
J	Pay-in-Kind (“PIK”) security — A security in which interest during the initial few years is paid in additional PIK securities rather than in cash.

K	Private placement.

N.M.	Not meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

High Yield Portfolio

June 30, 2004
(Amounts in Thousands) (Unaudited)

Assets:
Investment securities, at market value (cost — $206,880)	$205,039
Short-term securities, at value (cost — $2,173)	2,173

Total investments		$207,212
Cash		1,199

Receivable for:
Fund shares sold		77
Interest and dividends		3,889
Other assets		162

		212,539

Liabilities:

Payable for:
Fund shares repurchased		317
Securities purchased		3,479
Due to manager and distributor		193
Accrued expenses		130

		4,119

Net Assets		$208,420

Net assets consist of:

Accumulated paid-in capital applicable to:
22,572 Primary Class shares outstanding	$358,986
851 Institutional Class shares outstanding	7,819
Under/(over) distributed net investment income	639
Accumulated net realized gain/(loss) on investments	(157,183)
Unrealized appreciation/(depreciation) of investments	(1,841)

Net Assets		$208,420

Net Asset Value Per Share:
Primary Class		$8.90

Institutional Class		$8.90

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

High Yield Portfolio

For the Six Months Ended June 30, 2004
(Amounts in Thousands) (Unaudited)

Investment Income:

Dividends	$113
Interest	8,806

Total income			$8,919

Expenses:

Management fee	718
Distribution and service fees	534	A
Audit and legal fees	30
Custodian fee	78
Directors’ fees and expenses	6
Registration fees	11
Reports to shareholders	19

Transfer agent and shareholder servicing expense:
Primary Class	100
Institutional Class	1
Other expenses	5

Total expenses			1,502

Net Investment Income			7,417

Net Realized and Unrealized Gain/(Loss) on Investments:

Realized gain/(loss) on investments	782
Change in unrealized appreciation/(depreciation) of investments	(6,726)

Net Realized and Unrealized Gain/(Loss) on Investments			(5,944)

Change in Net Assets Resulting From Operations			$1,473

A See Note 1, Significant Accounting Policies, in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

High Yield Portfolio

(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	6/30/04	12/31/03

	(Unaudited)

Change in Net Assets:

Net investment income	$7,417	$15,039

Net realized gain/(loss) on investments	782	2,379

Change in unrealized appreciation/ (depreciation) of investments	(6,726)	24,619

Change in net assets resulting from operations	1,473	42,037

Distributions to shareholders from net investment income:
Primary Class	(6,452)	(14,885)
Institutional Class	(238)	(389)

Change in net assets from Fund share transactions:
Primary Class	(17,892)	35,499
Institutional Class	1,322	3,066

Change in net assets	(21,787)	65,328

Net Assets:

Beginning of period	230,207	164,879

End of period	$208,420	$230,207

Under/(over) distributed net investment income	$639	$(88)

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

High Yield Portfolio

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months
	Ended		Years Ended December 31,
	June 30,
	2004		2003	2002	2001	2000	1999

	(Unaudited)
Net asset value, beginning of period	$9.10		$7.96	$9.22	$10.18	$14.97	$14.72

Investment operations:
Net investment income	.30		.63	.77	.94	1.32	1.01
Net realized and unrealized gain/(loss) on investments	(.23)		1.15	(1.26)	(.94)	(3.45)	.29

Total from investment operations	.07		1.78	(.49)	—	(2.13)	1.30

Distributions:
From net investment income	(.27)		(.64)	(.77)	(.96)	(1.27)	(1.05)
From net realized gain on investments	—		—	—	—	(1.39)	—

Total distributions	(.27)		(.64)	(.77)	(.96)	(2.66)	(1.05)

Net asset value, end of period	$8.90		$9.10	$7.96	$9.22	$10.18	$14.97

Ratios/supplemental data:
Total return	.83	%A	23.03%	(5.28)%	(.13)%	(16.43)%	8.82%
Expenses to average net assets	1.38	%B	1.41%	1.36%	1.51%	1.51%	1.31%
Net investment income to average net assets	6.68	%B	7.26%	9.06%	9.59%	9.98%	6.51%
Portfolio turnover rate	57	%A	122%	97%	130%	45%	83%

Net assets, end of period (in thousands)	$200,845		$223,773	$162,175	$199,214	$217,769	$375,099

A	Not annualized.

B	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights — Continued

Institutional Class:

	Six Months						Period From		Period
	Ended		Years Ended December 31,				March 8 to		Ended
	June 30,						December 31,		January 28,
	2004		2003	2002	2001	2000	1999		1999

	(Unaudited)
Net asset value, beginning of period	$9.11		$7.96	$9.20	$10.18	$14.97	$15.98		$14.67

Investment operations:
Net investment income	.33		.66	.78	1.01	1.41	.89		.08
Net realized and unrealized gain/(loss) on investments	(.24)		1.15	(1.24)	(1.00)	(3.47)	(.92)		.72

Total from investment operations	.09		1.81	(.46)	.01	(2.06)	(.03)		.80

Distributions:
From net investment income	(.30)		(.66)	(.78)	(.99)	(1.34)	(.98)		(.04)
From net realized gain on investments	—		—	—	—	(1.39)	—		—

Total distributions	(.30)		(.66)	(.78)	(.99)	(2.73)	(.98)		(.04)

Net asset value, end of period	$8.90		$9.11	$7.96	$9.20	$10.18	$14.97		$15.43

Ratios/supplemental data:
Total return	1.13	%A	23.54%	(5.00)%	(.06)%	(15.99)%	(.20	)%A	5.47	%A
Expenses to average net assets	.81	%B	.85%	.82%	.97%	1.03%	.82	%B	.81	%B
Net investment income to average net assets	7.29	%B	7.78%	9.63%	10.20%	10.98%	7.19	%B	7.17	%B
Portfolio turnover rate	57	%A	122%	97%	130%	45%	78	%B	116	%B

Net assets, end of period (in thousands)	$7,575		$6,434	$2,704	$1,331	$673	$673		$—

See notes to financial statements.

Semi-Annual Report to Shareholders

Performance Information

Investment Grade Income Portfolio

   The following graphs compare the Fund’s total returns against those of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares and an initial $1,000,000 investment in Institutional Class shares of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing each securities market index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+0.40%	+0.40%
Five Years	+42.08%	+7.28%
Ten Years	+105.61%	+7.47%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

A	A market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed rate, publicly placed, dollar-denominated, and nonconvertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity.

B	This index includes all publicly issued, fixed rate, non-convertible, investment grade, domestic corporate debt. It also includes Yankee bonds, which are dollar-denominated, SEC-registered public, non-convertible debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies, and international agencies.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment — Institutional Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+0.80%	+0.80%
Five Years	+45.68%	+7.81%
Life of Class*	+80.12%	+7.10%
*Inception date: December 1, 1995

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

C	Index returns are for periods beginning November 30, 1995.

Semi-Annual Report to Shareholders

Performance Information — Continued

Portfolio Composition (as of June 30, 2004)

Debt RatingsD (as a percentage of portfolio)

Maturity Schedule (as a percentage of portfolio)

D	Source: Standard & Poor’s

Semi-Annual Report to Shareholders

Portfolio of Investments

Investment Grade Income Portfolio

June 30, 2004
(Amounts in Thousands) (Unaudited)

		Maturity	Par/
	Rate	Date	Shares	Value

Long-Term Securities — 98.0%
Corporate Bonds and Notes — 74.9%
Aerospace/ Defense — 1.3%
General Dynamics Corporation	3.000%	5/15/08	$525	$507
Lockheed Martin Corporation	8.500%	12/1/29	1,200	1,505
Raytheon Company	6.150%	11/1/08	990	1,056
Raytheon Company	5.375%	4/1/13	500	498
Raytheon Company	6.400%	12/15/18	840	875
United Technologies Corporation	7.500%	9/15/29	550	654

				5,095

Auto Parts and Equipment — 0.3%
American Axle & Manufacturing Inc.	5.250%	2/11/14	800	768
Lear Corporation	7.960%	5/15/05	231	241

				1,009

Automotive — 1.7%
Ford Motor Company	7.450%	7/16/31	170	162
Ford Motor Company	8.900%	1/15/32	370	403
Ford Motor Company	7.700%	5/15/97	630	575
General Motors Corporation	8.250%	7/15/23	650	681
General Motors Corporation	8.375%	7/15/33	4,650	4,922

				6,743

Banking and Finance — 8.6%
Boeing Capital Corporation	6.500%	2/15/12	1,000	1,078
Capital One Bank	6.875%	2/1/06	150	158
Caterpillar Financial Services Corporation	4.500%	6/15/09	1,040	1,044
Countrywide Home Loans, Inc.	2.875%	2/15/07	1,320	1,294
Countrywide Home Loans, Inc.	3.250%	5/21/08	1,200	1,155
Ford Motor Credit Company	6.875%	2/1/06	250	262
Ford Motor Credit Company	6.500%	1/25/07	6,950	7,303
Ford Motor Credit Company	5.800%	1/12/09	2,500	2,523
Ford Motor Credit Company	7.250%	10/25/11	1,600	1,671
Ford Motor Credit Company	7.000%	10/1/13	2,730	2,756

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Banking and Finance — Continued
General Motors Acceptance Corporation	2.135%	5/18/06	$1,725	$1,728	A
General Motors Acceptance Corporation	6.125%	8/28/07	3,000	3,131
General Motors Acceptance Corporation	6.875%	9/15/11	160	164
General Motors Acceptance Corporation	0.000%	6/15/15	2,700	1,283	B
John Deere Capital Corporation	4.500%	8/22/07	495	506
MBNA America Bank	7.750%	9/15/05	1,200	1,264	C
Mizuho Financial Group, Inc.	5.790%	4/15/14	2,595	2,551	C
National Rural Utilities Cooperative Finance Corporation	7.250%	3/1/12	1,700	1,930
SB Treasury Company LLC	10.925%	12/29/49	840	945	C
Toyota Motor Credit Corporation	5.500%	12/15/08	1,000	1,051

				33,797

Banks — 4.5%
Bank of America Corporation	3.375%	2/17/09	1,500	1,440
Bank of America Corporation	7.400%	1/15/11	1,365	1,547
Bank of America Corporation	6.250%	4/15/12	420	448
Bank of America Corporation	4.750%	8/15/13	470	449
Bank One Corporation	4.125%	9/1/07	730	739
BankAmerica Capital	1.710%	1/15/27	585	564	A
CBA Capital Trust I	5.805%	12/31/49	3,510	3,431	C
Chase Capital II	1.679%	2/1/27	1,980	1,876	A
FleetBoston Financial Corporation	7.250%	9/15/05	1,600	1,686
UnionBanCal Corporation	5.250%	12/16/13	785	773
Wachovia Bank NA	7.800%	8/18/10	580	670
Wachovia Corporation	3.625%	2/17/09	2,400	2,328
Washington Mutual, Inc.	5.625%	1/15/07	700	732
Washington Mutual, Inc.	4.625%	4/1/14	1,000	912

				17,595

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Investment Grade Income Portfolio — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Building Materials — N.M.
American Standard, Inc.	8.250%	6/1/09	$37	$41
American Standard, Inc.	7.625%	2/15/10	5	6

				47

Cable — 1.8%
Comcast Cable Communications, Inc.	6.750%	1/30/11	160	173
Comcast Corporation	5.850%	1/15/10	800	835
Comcast Corporation	7.050%	3/15/33	1,800	1,864
Cox Communications, Inc.	7.125%	10/1/12	2,255	2,471
CSC Holdings Inc.	7.625%	7/15/18	1,500	1,399
Tele-Communications, Inc.	7.125%	2/15/28	180	187

				6,929

Casino Resorts — 0.2%
Harrah’s Operating Company, Inc.	7.875%	12/15/05	500	528
Harrah’s Operating Company, Inc.	5.500%	7/1/10	410	412	C

				940

Chemicals — 0.7%
E. I. du Pont de Nemours and Company	4.875%	4/30/14	1,100	1,073
The Dow Chemical Company	6.000%	10/1/12	750	775
The Dow Chemical Company	7.375%	11/1/29	800	870

				2,718

Computer Services and Systems — 1.4%
Compaq Computer Corporation	7.650%	8/1/05	1,500	1,575
Electronic Data Systems Corporation	7.125%	10/15/09	530	555	D
Electronic Data Systems Corporation	6.000%	8/1/13	500	478
Electronic Data Systems Corporation	7.450%	10/15/29	570	559
Hewlett-Packard Company	6.500%	7/1/12	700	764
International Business Machines Corporation	4.750%	11/29/12	1,750	1,712

				5,643

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Investment Grade Income Portfolio — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Consumer Products — 0.3%
The Procter & Gamble Company	4.300%	8/15/08	$1,000	$1,014

Diversified Financial Services — 7.3%
Associates Corporation of North America	8.150%	8/1/09	775	896
Boeing Capital Corporation	5.800%	1/15/13	1,500	1,545
Capital One Financial Corporation	8.750%	2/1/07	400	443
Capital One Financial Corporation	7.125%	8/1/08	340	366
CIT Group Inc.	3.875%	11/3/08	2,350	2,296
Citigroup Inc.	5.500%	8/9/06	1,000	1,044
Citigroup Inc.	5.000%	3/6/07	4,800	4,979
Citigroup Inc.	5.625%	8/27/12	1,600	1,645
FDA Queens LP	6.990%	6/15/17	1,647	1,785
General Electric Capital Corporation	6.800%	11/1/05	1,970	2,076
General Electric Capital Corporation	4.250%	1/15/08	3,000	3,038
General Electric Capital Corporation	3.500%	5/1/08	2,640	2,598
General Electric Capital Corporation	5.450%	1/15/13	1,600	1,622
General Electric Capital Corporation	6.750%	3/15/32	5	5
IBJ Preferred Capital Corp. LLC	8.790%	12/29/49	1,520	1,664	C
Wells Fargo & Company	5.125%	2/15/07	2,600	2,710
Wells Fargo & Company	5.000%	11/15/14	90	87

				28,799

Drug and Grocery Store Chains — 0.8%
Fred Meyer, Inc.	7.375%	3/1/05	1,000	1,032
Kroger Company	8.000%	9/15/29	1,000	1,162
Safeway Inc.	5.800%	8/15/12	750	756

				2,950

Electric — 4.4%
AEP Texas Central Company	5.500%	2/15/13	1,060	1,061
American Electric Power Company, Inc.	6.125%	5/15/06	965	1,013
American Electric Power Company, Inc.	5.250%	6/1/15	350	336

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Electric — Continued
Commonwealth Edison Company	6.150%	3/15/12	$560	$598
Dominion Resources, Inc.	5.125%	12/15/09	490	496
Dominion Resources, Inc.	5.700%	9/17/12	590	600
FirstEnergy Corp.	5.500%	11/15/06	2,120	2,193
FirstEnergy Corp.	6.450%	11/15/11	165	171
FirstEnergy Corp.	7.375%	11/15/31	3,515	3,664
Niagara Mohawk Power Corporation	7.750%	10/1/08	1,010	1,137
Oncor Electric Delivery Company	7.000%	9/1/22	500	535
Southern California Edison Company	8.000%	2/15/07	950	1,049
System Energy Resources, Inc.	4.875%	10/1/07	1,020	1,033
Tampa Electric Company	6.375%	8/15/12	380	393
The Cleveland Electric Illuminating Company	5.650%	12/15/13	940	915	C
The Cleveland Electric Illuminating Company	7.880%	11/1/17	850	981
The Detroit Edison Company	5.200%	10/15/12	1,260	1,252

				17,427

Energy — 3.8%
Alabama Power Company	3.125%	5/1/08	920	891
Calpine Corporation	7.750%	4/15/09	49	31
Calpine Corporation	8.500%	2/15/11	620	405
DTE Energy Company	6.375%	4/15/33	350	328
Duke Energy Corporation	1.824%	12/8/05	1,020	1,022	A
Duke Energy Corporation	5.625%	11/30/12	270	269
Exelon Corporation	6.750%	5/1/11	2,000	2,175
MidAmerican Energy Holdings Company	5.875%	10/1/12	750	761
Pacific Gas and Electric Company	1.810%	4/3/06	1,210	1,211	A
Pacific Gas and Electric Company	6.050%	3/1/34	4,270	4,016
Sempra Energy	1.740%	5/21/08	1,685	1,683	A
TXU Corp.	6.375%	6/15/06	100	105

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Energy — Continued
TXU Energy Co.	7.000%	3/15/13	$930	$1,013
Xcel Energy, Inc.	7.000%	12/1/10	900	995

				14,905

Environmental Services — 0.9%
Republic Services, Inc.	6.750%	8/15/11	2,340	2,560
Safety-Kleen Corp.	9.250%	5/15/09	119	6	E
Waste Management, Inc.	6.375%	11/15/12	310	328
Waste Management, Inc.	7.375%	5/15/29	690	747

				3,641

Food, Beverage and Tobacco — 4.1%
Altria Group, Inc.	6.375%	2/1/06	490	508
Altria Group, Inc.	7.000%	11/4/13	2,450	2,495
Altria Group, Inc.	7.750%	1/15/27	665	680
Campbell Soup Company	6.750%	2/15/11	800	886
Coca-Cola Enterprises Inc.	5.250%	5/15/07	980	1,027
Kellogg Company	6.000%	4/1/06	1,000	1,049
Kellogg Company	6.600%	4/1/11	300	329
Kellogg Company	7.450%	4/1/31	650	750
Kraft Foods Inc.	4.000%	10/1/08	3,750	3,695
Kraft Foods Inc.	6.250%	6/1/12	210	221
Kraft Foods Inc.	6.500%	11/1/31	1,050	1,061
R.J. Reynolds Tobacco Holdings, Inc.	7.750%	5/15/06	1,280	1,331
R.J. Reynolds Tobacco Holdings, Inc.	7.875%	5/15/09	860	869
The Pepsi Bottling Group, Inc.	7.000%	3/1/29	340	379
Tyson Foods, Inc.	7.000%	1/15/28	800	800

				16,080

Gaming — N.M.
Horseshoe Gaming Holding Corp.	8.625%	5/15/09	69	72

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Investment Grade Income Portfolio — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Gas and Pipeline Utilities — 1.4%
CenterPoint Energy Resources Corp.	7.875%	4/1/13	$1,010	$1,130
Dynegy Holdings Inc.	8.750%	2/15/12	1,690	1,606
Tennessee Gas Pipeline Company	8.375%	6/15/32	1,000	975
The Williams Companies, Inc.	7.625%	7/15/19	2,000	1,925

				5,636

Health Care — 0.7%
Tenet Healthcare Corporation	7.375%	2/1/13	2,310	2,090
Tenet Healthcare Corporation	6.875%	11/15/31	750	589

				2,679

Homebuilding — 0.2%
Centex Corporation	5.125%	10/1/13	420	397
Pulte Homes, Inc.	6.250%	2/15/13	385	393

				790

Insurance — 0.6%
Ace Capital Trust II	9.700%	4/1/30	50	65
Loews Corporation	7.000%	10/15/23	1,000	992
Oil Insurance Ltd	5.150%	8/15/33	585	586	C
Provident Companies, Inc.	7.000%	7/15/18	590	562

				2,205

Investment Banking/ Brokerage — 5.6%
Credit Suisse First Boston USA	3.875%	1/15/09	1,500	1,463
J.P. Morgan Chase & Co.	5.350%	3/1/07	1,400	1,467
J.P. Morgan Chase & Co.	5.750%	1/2/13	2,100	2,135
Lehman Brothers Holdings Inc.	6.250%	5/15/06	2,000	2,110
Lehman Brothers Holdings Inc.	4.800%	3/13/14	800	748
Merrill Lynch & Co., Inc.	3.375%	9/14/07	1,345	1,332
Merrill Lynch & Co., Inc.	6.000%	2/17/09	800	850
Morgan Stanley	5.800%	4/1/07	2,600	2,749
The Bear Stearns Companies Inc.	4.000%	1/31/08	1,600	1,595
The Goldman Sachs Group, Inc.	4.750%	7/15/13	4,490	4,218

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Investment Banking/ Brokerage — Continued
The Goldman Sachs Group, Inc.	6.125%	2/15/33	$1,300	$1,227
The Goldman Sachs Group, Inc.	6.345%	2/15/34	2,025	1,901

				21,795

Manufacturing (Diversified) — 0.1%
The Gillette Company	2.875%	3/15/08	410	399

Media — 3.4%
AOL Time Warner Inc.	6.150%	5/1/07	1,600	1,694
AOL Time Warner Inc.	6.875%	5/1/12	2,050	2,215
AOL Time Warner Inc.	7.700%	5/1/32	2,020	2,207
Clear Channel Communications, Inc.	4.400%	5/15/11	1,210	1,143
EchoStar DBS Corporation	4.360%	10/1/08	500	521	A
Liberty Media Corporation	3.020%	9/17/06	2,335	2,378	A
Liberty Media Corporation	8.500%	7/15/29	840	973
Liberty Media Corporation	8.250%	2/1/30	420	479
News America Incorporated	6.550%	3/15/33	110	111
Time Warner Entertainment Company, L.P.	8.375%	7/15/33	460	538
Viacom Inc.	5.625%	8/15/12	1,250	1,276

				13,535

Media and Entertainment — 0.3%
The Walt Disney Company	6.200%	6/20/14	1,280	1,341

Medical Care Facilities — 0.7%
HCA Inc.	6.300%	10/1/12	1,790	1,791
HCA Inc.	5.750%	3/15/14	1,000	951

				2,742

Metals and Mining — 0.5%
Alcoa Inc.	5.375%	1/15/13	1,800	1,816

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Investment Grade Income Portfolio — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Oil and Gas — 3.7%
Amerada Hess Corporation	7.300%	8/15/31	$1,990	$2,020
Apache Corporation	6.250%	4/15/12	1,150	1,251
Conoco Inc.	6.950%	4/15/29	820	903
ConocoPhillips	4.750%	10/15/12	2,170	2,120
Devon Energy Corporation	7.950%	4/15/32	1,350	1,559
El Paso Corporation	7.800%	8/1/31	1,660	1,332
El Paso Corporation	7.750%	1/15/32	340	273
Ocean Energy Inc.	4.375%	10/1/07	965	977
Panhandle Eastern Pipe Line Company	4.800%	8/15/08	1,170	1,167
Pemex Project Funding Master Trust	8.500%	2/15/08	100	110
Valero Energy Corporation	6.875%	4/15/12	565	614
XTO Energy, Inc.	7.500%	4/15/12	610	688
XTO Energy, Inc.	6.250%	4/15/13	1,250	1,301

				14,315

Paper and Forest Products — 1.3%
International Paper Company	5.500%	1/15/14	1,000	979
MeadWestvaco Corporation	6.850%	4/1/12	1,130	1,212
Weyerhaeuser Company	6.125%	3/15/07	750	792
Weyerhaeuser Company	6.750%	3/15/12	1,070	1,159
Weyerhaeuser Company	7.375%	3/15/32	720	783

				4,925

Pharmaceuticals — 0.4%
Bristol-Myers Squibb Company	4.750%	10/1/06	300	309
Bristol-Myers Squibb Company	5.750%	10/1/11	1,160	1,209

				1,518

Photo Equipment and Supplies — 0.4%
Eastman Kodak Company	3.625%	5/15/08	975	922
Eastman Kodak Company	7.250%	11/15/13	500	509

				1,431

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Investment Grade Income Portfolio — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Real Estate — 0.4%
EOP Operating Limited Partnership	6.750%	2/15/12	$1,500	$1,610

Retail — 0.5%
Target Corporation	5.875%	3/1/12	1,240	1,311
Wal-Mart Stores Inc.	6.875%	8/10/09	475	529

				1,840

Special Purpose — 7.1%
Ahold Finance USA, Inc.	8.250%	7/15/10	960	1,013
American Honda Finance Corporation	3.850%	11/6/08	960	943	C
Anadarko Finance Company	6.750%	5/1/11	970	1,067
BAE Systems Holdings Inc.	6.400%	12/15/11	1,250	1,331	C
ChevronTexaco Capital Company	3.500%	9/17/07	1,000	999
Conoco Funding Company	5.450%	10/15/06	1,250	1,309
Conoco Funding Company	6.350%	10/15/11	640	696
DaimlerChrysler NA Holding Corporation	6.400%	5/15/06	800	842
DaimlerChrysler NA Holding Corporation	4.050%	6/4/08	730	716
DaimlerChrysler NA Holding Corporation	7.300%	1/15/12	735	802
DaimlerChrysler NA Holding Corporation	6.500%	11/15/13	290	297
DaimlerChrysler NA Holding Corporation	8.500%	1/18/31	1,800	2,068
Devon Financing Corporation ULC	6.875%	9/30/11	450	490
Duke Capital Corporation	6.250%	2/15/13	340	345
NiSource Finance Corp.	3.200%	11/1/06	985	974
Sprint Capital Corporation	4.780%	8/17/06	1,055	1,075
Sprint Capital Corporation	6.000%	1/15/07	700	733
Sprint Capital Corporation	8.375%	3/15/12	2,750	3,161
Sprint Capital Corporation	8.750%	3/15/32	810	944
TCI Communications Financing III	9.650%	3/31/27	3,350	3,941

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Special Purpose — Continued
Unilever Capital Corporation	7.125%	11/1/10	$480	$543
Verizon Global Funding Corp.	6.125%	6/15/07	2,065	2,201
Verizon Global Funding Corp.	7.750%	6/15/32	375	421
Verizon Wireless Capital LLC	5.375%	12/15/06	800	834

				27,745

Telecommunications — 2.6%
AT&T Corp.	8.050%	11/15/11	1,450	1,489
Citizens Communications Company	8.500%	5/15/06	2,460	2,621
GTE Hawaiian Telephone Company Incorporated	7.000%	2/1/06	750	766
INTELSAT	6.500%	11/1/13	965	852
Qwest Corporation	5.625%	11/15/08	550	538
SBC Communications Inc.	5.875%	8/15/12	1,910	1,960
Verizon New York Inc.	6.875%	4/1/12	1,820	1,951

				10,177

Telecommunications (Cellular/ Wireless) — 1.7%
AT&T Wireless Services Inc.	7.500%	5/1/07	1,500	1,645
AT&T Wireless Services Inc.	8.125%	5/1/12	515	595
AT&T Wireless Services Inc.	8.750%	3/1/31	1,300	1,585
Cingular Wireless LLC	5.625%	12/15/06	800	836
Motorola, Inc.	7.625%	11/15/10	850	957
Nextel Communications, Inc.	7.375%	8/1/15	1,040	1,051

				6,669

Transportation — 1.4%
Burlington Northern Railroad Company	6.960%	3/22/09	253	269
Burlington Northern Railroad Company	7.330%	6/23/10	184	184
Consolidated Rail Corporation	7.875%	5/15/43	600	696
Continental Airlines, Inc.	6.545%	2/2/19	169	158
Continental Airlines, Inc.	7.256%	3/15/20	600	585
Delta Air Lines, Inc.	7.570%	11/18/10	400	371

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Investment Grade Income Portfolio — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Transportation — Continued
Delta Air Lines, Inc.	6.718%	1/2/23	$746	$768
Northwest Airlines Corporation	7.575%	9/1/20	199	196
Union Pacific Corporation	6.500%	4/15/12	1,750	1,884
United Airlines, Inc.	7.783%	1/1/14	245	202

				5,313

Total Corporate Bonds and Notes (Identified Cost — $292,338)				293,885

U.S. Government and Agency Obligations — 0.2%
Fixed Rate Securities — 0.2%
Fannie Mae	2.375%	2/15/07	565	550
Tennessee Valley Authority	5.375%	11/13/08	150	158

Total U.S. Government and Agency Obligations (Identified Cost — $705)				708

U.S. Government Agency Mortgage-Backed Securities — 0.1%
Fixed Rate Securities — N.M.
Fannie Mae	8.000%	4/25/06	26	27

Indexed SecuritiesA — 0.1%
Freddie Mac	3.309%	9/1/24	129	132

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $156)				159

Yankee BondsF — 22.8%
Banking and Finance — 0.9%
Corporacion Andina de Fomento	1.520%	1/26/07	1,260	1,258	A
HBOS Capital Funding LP	6.071%	6/30/49	1,490	1,496	C
HBOS Treasury Services plc	3.750%	9/30/08	985	970	C

				3,724

Banks — 0.9%
ABN Amro Bank NV	4.650%	6/4/18	1,530	1,361
ING Bank N.V.	5.125%	5/1/15	500	481	C
Royal Bank of Scotland Group plc	8.817%	3/31/49	1,500	1,567

				3,409

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Yankee Bonds — Continued
Cable — 0.2%
British Sky Broadcasting Group plc	6.875%	2/23/09	$870	$950

Electric — 1.0%
Empresa Nacional de Electricidad S.A.	8.500%	4/1/09	1,805	1,972
Hydro-Quebec	7.500%	4/1/16	1,625	1,929

				3,901

Foreign Governments — 7.9%
Federative Republic of Brazil	2.125%	4/15/09	147	133	A
Federative Republic of Brazil	14.500%	10/15/09	280	326
Federative Republic of Brazil	12.000%	4/15/10	580	618
Federative Republic of Brazil	2.125%	4/15/12	405	338	A
Federative Republic of Brazil	2.125%	4/15/12	621	520	A
Federative Republic of Brazil	8.000%	4/15/14	1,513	1,381
Federative Republic of Brazil	11.000%	8/17/40	410	386
Province of Nova Scotia	5.750%	2/27/12	1,500	1,577
Province of Ontario	3.500%	9/17/07	1,000	995
Province of Ontario	5.125%	7/17/12	900	917
Quebec Province	7.500%	9/15/29	460	556
Republic of Chile	1.570%	1/28/08	850	859	A
Republic of Colombia	10.500%	7/9/10	360	385
Republic of Colombia	11.750%	2/25/20	510	557
Republic of Italy	3.750%	12/14/07	1,490	1,491
Republic of Panama	9.625%	2/8/11	120	133
Republic of Panama	9.375%	7/23/12	300	328
Republic of Panama	2.000%	7/17/16	229	195
Republic of Panama	10.750%	5/15/20	190	213
Republic of Panama	9.375%	1/16/23	60	61
Republic of Peru	9.125%	2/21/12	90	92
Republic of Peru	8.375%	5/3/16	80	74
Republic of Peru	5.000%	3/7/17	855	740	D
Republic of Peru	5.000%	3/7/17	228	193	C,D
Republic of Peru	8.750%	11/21/33	210	185

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Investment Grade Income Portfolio — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

Yankee Bonds — Continued
Foreign Governments — Continued
Republic of South Africa	7.375%	4/25/12	$650	$704
Republic of South Africa	6.500%	6/2/14	700	707
Republic of the Philippines	9.875%	1/15/19	310	308
Russian Federation	8.250%	3/31/10	80	87
Russian Federation	5.000%	3/31/30	3,820	3,488	D
United Mexican States	8.375%	1/14/11	6,375	7,204
United Mexican States	7.500%	4/8/33	5,454	5,279

				31,030

Insurance — 0.7%
Axa	8.600%	12/15/30	1,630	1,996
XL Capital plc	6.500%	1/15/12	700	749

				2,745

Manufacturing (Diversified) — 2.1%
Tyco International Group S.A.	6.375%	2/15/06	1,900	1,995
Tyco International Group S.A.	6.375%	10/15/11	250	266
Tyco International Group S.A.	7.000%	6/15/28	554	588
Tyco International Group S.A.	6.875%	1/15/29	5,321	5,570

				8,419

Oil and Gas — 1.4%
Gaz Capital S.A.	8.625%	4/28/34	200	194	C
Petrobras International Finance Company (PIFCO)	9.750%	7/6/11	905	982
Petroliam Nasional Berhad	7.625%	10/15/26	610	650	C
YPF Sociedad Anonima	10.000%	11/2/28	3,500	3,850

				5,676

Special Purpose — 3.8%
Deutsche Telekom International Finance BV	8.750%	6/15/30	1,400	1,704
Deutsche Telekom International Finance BV	9.250%	6/1/32	670	883
Diageo Capital plc	3.500%	11/19/07	630	623
Diageo Capital plc	3.375%	3/20/08	120	117

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Yankee Bonds — Continued
Special Purpose — Continued
Gemstone Investors Limited	7.710%	10/31/04	$440	$443	C
General Motors Nova Scotia Finance Company	6.850%	10/15/08	1,160	1,216
HSBC Capital Funding LP	4.610%	12/29/49	760	689	A,C
HSBC Holdings plc	5.250%	12/12/12	4,400	4,371
Petronas Capital Ltd.	7.875%	5/22/22	770	852	C
Telefonica Europe BV	8.250%	9/15/30	800	973
UFJ Finance Aruba AEC	6.750%	7/15/13	2,835	2,932

				14,803

Telecommunications — 2.9%
British Telecommunications plc	8.375%	12/15/10	900	1,051
British Telecommunications plc	8.875%	12/15/30	420	518
France Telecom SA	8.750%	3/1/11	3,000	3,476
France Telecom SA	9.500%	3/1/31	340	427
Koninklijke KPN NV	8.000%	10/1/10	990	1,146
Tele Norte Leste Participacoes S.A.	8.000%	12/18/13	1,080	967	C
Telecom Italia S.p.A.	5.250%	11/15/13	2,025	1,960	C
Telus Corporation	7.500%	6/1/07	700	763
Vodafone Group PLC	7.625%	2/15/05	1,000	1,033

				11,341

Telecommunications (Cellular/ Wireless) — 0.2%
Rogers Wireless Communications Inc.	6.375%	3/1/14	1,000	920	C

Transportation — 0.3%
C P Railway Limited	7.125%	10/15/31	1,000	1,112

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Yankee Bonds — Continued
Utilities — 0.4%
United Utilities plc	5.375%	2/1/19	$1,550	$1,435

Total Yankee Bonds (Identified Cost — $88,146)				89,465

Total Long-Term Securities (Identified Cost — $381,343)				384,217

Short-Term Securities — N.M.
U.S. Government and Agency Obligations — N.M.
Fannie Mae	0.000%	9/8/04	110	110	B,G

Total Short-Term Securities (Identified Cost — $110)				110

Total Investments — 98.0% (Identified Cost — $381,454)				384,327
Other Assets Less Liabilities — 2.0%				7,978

Net Assets — 100.0%				$392,305

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Investment Grade Income Portfolio — Continued

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts PurchasedH
Eurodollar Futures	March 2005	80	$24
U.S. Treasury Note Futures	September 2004	30	6
U.S. Treasury Bond Futures	September 2004	2	48

			$78

A	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (’LIBOR”). The coupon rates are the rates as of June 30, 2004.

B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
C	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 6.1% of net assets.
D	Stepped coupon security — A security with a predetermined schedule of interest or dividend rate changes.

E	Bond is in default at June 30, 2004.
F	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.

G	Collateral to cover futures contracts.
H	Futures are described in more detail in the notes to financial statements.
N.M. — Not meaningful.
See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Investment Grade Portfolio

June 30, 2004
(Amounts in Thousands) (Unaudited)

Assets:
Investment securities at market value (cost — $381,344)	$384,217
Short-term securities at value (cost — $110)	110

Total investments		$384,327
Cash		3,623

Receivable for:
Fund shares sold		719
Securities sold		2,654
Interest		6,253
Futures variation margin		46

		397,622

Liabilities:

Payable for:
Fund shares repurchased		1,275
Securities purchased		2,856
Income distribution		786
Due to manager and distributor		256
Accrued expenses		144

		5,317

Net Assets		$392,305

Net assets consist of:

Accumulated paid-in capital applicable to:
36,380 Primary Class shares outstanding	$376,198
750 Institutional Class shares outstanding	7,901
Under/(over) distributed net investment income	(116)
Accumulated net realized gain/(loss) on investments, options and futures	5,371
Unrealized appreciation/(depreciation) of investments, options and futures	2,951

Net Assets		$392,305

Net Asset Value Per Share:
Primary Class		$10.57

Institutional Class		$10.57

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Investment Grade Portfolio

For the Six Months Ended June 30, 2004
(Amounts in Thousands) (Unaudited)

Investment Income:

Interest			$11,396

Expenses:

Management fee	$1,234
Distribution and service fees	1,011	A
Audit and legal fees	29
Custodian fee	102
Directors’ fees and expenses	12
Registration fees	15
Reports to shareholders	21

Transfer agent and shareholder servicing expense:
Primary Class	174
Institutional Class	2
Other expenses	10

	2,610
Less fees waived	(571)

Total expenses, net of waivers			2,039

Net Investment Income			9,357

Net Realized and Unrealized Gain/(Loss) on Investments:

Realized gain/(loss) on:
Investments	5,407
Options	—
Futures	91
Change in unrealized appreciation/(depreciation) of investments, options and futures	(16,805)

Net Realized and Unrealized Gain/(Loss) on Investments			(11,307)

Change in Net Assets Resulting From Operations			$(1,950)

A	See Note 1, Significant Accountant Policies, in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Investment Grade Portfolio

(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	6/30/04	12/31/03

	(Unaudited)

Change in Net Assets:

Net investment income	$9,357	$18,069

Net realized gain/(loss) on investments, options and futures	5,498	6,707

Change in unrealized appreciation/(depreciation) of investments, options, and futures	(16,805)	11,745

Change in net assets resulting from operations	(1,950)	36,521

Distributions to shareholders:

From net investment income:
Primary Class	(9,176)	(18,075)
Institutional Class	(181)	(209)

From net realized gain on investments:
Primary Class	(690)	(2,770)
Institutional Class	(14)	(36)

Change in net assets from Fund share transactions:
Primary Class	(12,524)	58,641
Institutional Class	2,260	2,909

Change in net assets	(22,275)	76,981

Net Assets:

Beginning of period	414,580	337,599

End of period	$392,305	$414,580

Under/(over) distributed net investment income	$(116)	$(116)

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Investment Grade Income Portfolio

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months		Years Ended December 31,
	Ended
	June 30, 2004		2003		2002		2001		2000		1999

	(Unaudited)
Net asset value, beginning of period	$10.88		$10.42		$10.10		$9.97		$9.78		$10.52

Investment operations:
Net investment income	.24	A	.50	A	.54	A	.60	A	.67	A	.61	A
Net realized and unrealized gain/(loss) on investments, options and futures	(.29)		.53		.32		.14		.19		(.71)

Total from investment operations	(.05)		1.03		.86		.74		.86		(.10)

Distributions:
From net investment income	(.24)		(.50)		(.54)		(.61)		(.67)		(.61)
From net realized gain on investments	(.02)		(.07)		—		—		—		(.03)

Total distributions	(.26)		(.57)		(.54)		(.61)		(.67)		(.64)

Net asset value, end of period	$10.57		$10.88		$10.42		$10.10		$9.97		$9.78

Ratios/supplemental data:
Total return	(.44	)%B	10.16%		8.82%		7.52%		9.16%		(.91)%
Expenses to average net assets	1.00	%A,C	1.00	% A	1.00	% A	1.00	% A	1.00	% A	1.00	% A
Net investment income to average net assets	4.54	%A,C	4.62	% A	5.32	% A	5.90	% A	6.82	% A	6.08	% A
Portfolio turnover rate	42	%B	78%		131%		131%		94%		145%

Net assets, end of period (in thousands)	$384,380		$408,685		$334,763		$255,298		$194,987		$183,615

A	Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 1.00% until April 30, 2005. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended June 30, 2004, 1.28%; and for the years ended December 31, 2003, 1.28%; 2002, 1.30%; 2001, 1.27%; 2000, 1.31%; and 1999, 1.31%.

B	Not annualized.

C	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights — Continued

Institutional Class:

	Six Months		Years Ended December 31,
	Ended
	June 30, 2004		2003		2002		2001		2000		1999

	(Unaudited)
Net asset value, beginning of period	$10.89		$10.43		$10.11		$9.97		$9.79		$10.52

Investment operations:
Net investment income	.27	D	.55	D	.59	D	.66	D	.71	D	.66	D
Net realized and unrealized gain/(loss) on investments, options and futures	(.30)		.53		.31		.14		.19		(.70)

Total from investment operations	(.03)		1.08		.90		.80		.90		(.04)

Distributions:
From net investment income	(.27)		(.55)		(.58)		(.66)		(.72)		(.66)
From net realized gain on investments	(.02)		(.07)		—		—		—		(.03)

Total distributions	(.29)		(.62)		(.58)		(.66)		(.72)		(.69)

Net asset value, end of period	$10.57		$10.89		$10.43		$10.11		$9.97		$9.79

Ratios/supplemental data:
Total return	(.29	)%B	10.71%		9.38%		8.16%		9.63%		(.33)%
Expenses to average net assets	.50	%C,D	.50	% D	.48	% D	.47	% D	.48	% D	.46	% D
Net investment income to average net assets	5.08	%C,D	5.13	% D	5.85	% D	6.50	% D	7.32	% D	6.59	% D
Portfolio turnover rate	42	%B	78%		131%		131%		94%		145%
Net assets, end of period (in thousands)	$7,925		$5,895		$2,836		$1,424		$839		$238

D	Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 0.50% until April 30, 2005. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended June 30, 2004, 0.77%; and for the years ended December 31, 2003, 0.78%; 2002, 0.78%; 2001, 0.74%; 2000, 0.79%; and 1999, 0.77%.

See notes to financial statements.

Semi-Annual Report to Shareholders

Performance Information

U.S. Government Intermediate-Term Portfolio

   The following graphs compare the Fund’s total returns against those of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares and an initial $1,000,000 investment in Institutional Class shares of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing each securities market index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.
   Effective June 30, 2004, Government Intermediate changed its comparative index from the Lehman Intermediate Government Bond Index to the Merrill Lynch 1-3 Year Treasury Index, because the new index is more representative of the types of securities in which the Fund invests.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $10,000 Investment — Primary Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	-1.52%	-1.52%
Five Years	+27.55%	+4.99%
Ten Years	+70.63%	+5.49%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

A	A total return index consisting of investment grade corporate debt issues as well as U.S. government securities. The debt issues all maintain maturities within a range of 1 to 10 years.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment — Institutional Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	-1.14%	-1.14%
Five Years	+30.90%	+5.53%
Life of Class*	+79.86%	+6.32%
*Inception date: December 1, 1994

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

B	Index returns are for periods beginning November 30, 1994.

Semi-Annual Report to Shareholders

Portfolio Composition (as of June 30, 2004)

Debt RatingsC (as a percentage of portfolio)

Maturity Schedule (as a percentage of portfolio)

C	Source: Standard & Poor’s

Semi-Annual Report to Shareholders

Portfolio of Investments

U.S. Government Intermediate

June 30, 2004
(Amounts in Thousands) (Unaudited)

		Maturity	Par/
	Rate	Date	Shares	Value

Long-Term Securities — 87.8%
U.S. Government and Agency Obligations — 37.0%
Fixed Rate Securities — 37.0%
Fannie Mae	4.375%	7/17/13	$7,000	$6,554
Freddie Mac	4.500%	1/15/13	33,000	31,783
United States Treasury Bonds	8.000%	11/15/21	7,670	10,053
United States Treasury Bonds	6.125%	11/15/27	20,370	22,322
United States Treasury Bonds	5.375%	2/15/31	4	4
United States Treasury Notes	2.250%	4/30/06	900	894
United States Treasury Notes	4.250%	8/15/13	37,000	36,119
United States Treasury Notes	4.750%	5/15/14	3,000	3,031

Total U.S. Government and Agency Obligations (Identified Cost — $115,024)				110,760

U.S. Government Agency Mortgage-Backed Securities — 32.9%
Fixed Rate Securities — 32.6%
Fannie Mae	8.500%	6/1/10 to 8/1/11	115	117
Fannie Mae	6.500%	11/1/10 to 10/1/32	9,982	10,433
Fannie Mae	7.000%	1/1/13 to 1/1/33	10,523	11,131
Fannie Mae	9.500%	7/1/14	131	145
Fannie Mae	11.000%	12/1/15	104	114
Fannie Mae	12.500%	1/1/18 to 4/1/18	111	128
Fannie Mae	9.000%	11/1/21	253	282
Fannie Mae	6.000%	11/1/27 to 9/1/32	1,656	1,694
Fannie Mae	5.500%	1/1/32	4,000	4,090	A
Fannie Mae	5.000%	1/1/33	33,500	33,531	A
Freddie Mac	8.250%	2/1/08	35	35
Freddie Mac	8.500%	12/1/08 to 6/1/21	180	191
Freddie Mac	9.750%	11/1/09 to 11/1/14	61	66
Freddie Mac	9.000%	1/1/17 to 1/1/21	322	352
Freddie Mac	7.000%	1/25/21 to 4/1/32	5,066	5,356
Freddie Mac	8.000%	2/1/31	755	819
Freddie Mac	5.000%	8/1/33	22,661	21,944
Freddie Mac	5.500%	7/1/34	4,000	4,086	A
Government National Mortgage Association	9.000%	6/15/06 to 9/15/22	536	564

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

U.S. Government Agency Mortgage-Backed Securities — Continued
Fixed Rate Securities — Continued
Government National Mortgage Association	6.000%	5/15/14 to 11/15/32	$1,657	$1,707
Government National Mortgage Association	6.500%	10/15/31 to 6/15/32	908	951

				97,736

Indexed SecuritiesB — 0.3%
Government National Mortgage Association	7.250%	6/16/26	3,668	383	C1
Government National Mortgage Association	7.300%	8/16/26	3,064	358	C1

				741

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $99,441)				98,477

Corporate Bonds and Notes — 0.3%
Banking and Finance — 0.2%
Household Finance Corporation	8.000%	7/15/10	690	801

Telecommunications — 0.1%
GTE Hawaiian Telephone Company, Inc.	7.000%	2/1/06	250	255

Total Corporate Bonds and Notes (Identified Cost — $983)				1,056

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

U.S. Government Intermediate — Continued

		Maturity	Par/
	Rate	Date	Shares		Value

Mortgage-Backed Securities — 17.3%
Fixed Rate Securities — 8.0%
Blackrock Capital Finance L.P. 1997-R3	7.220%	11/25/28	$733		$750	D
Residential Asset Securitization Trust 2003-A14	4.750%	2/25/19	14,526		14,065
Washington Mutual Mortgage Securities Corporation 2004-RA	7.000%	3/25/34	8,548		9,030

					23,845

Indexed SecuritiesB — 9.3%
GSR Mortgage Loan Trust 2004-5	3.685%	5/25/34	14,191		14,021
Thornburg Mortgage Securities Trust 2004-1	2.657%	3/25/44	14,246		13,854

					27,875

Total Mortgage-Backed Securities (Identified Cost — $52,731)					51,720

Preferred Stocks — 0.3%
Home Ownership Funding Corporation	13.331%		5	shs	217	D,E
Home Ownership Funding Corporation II	13.338%		14		610	D,E

Total Preferred Stocks (Identified Cost — $1,537)					827

Total Long-Term Securities (Identified Cost — $269,716)					262,840

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Short-Term Securities — 11.6%
U.S. Government and Agency Obligations — 0.3%
Fannie Mae	0.00%	9/8/04	$960	$958	F,G

Repurchase Agreements — 11.3%
Goldman, Sachs & Company
1.45%, dated 6/30/04, to be repurchased at $13,557 on 7/1/04 (Collateral: $14,095 Freddie Mac notes, 4.75%, due 10/11/12, value 13,978)			13,556	13,556
Merrill Lynch Government Securities, Inc.
1.40%, dated 6/30/04, to be repurchased at $20,335 on 7/1/04 (Collateral: $19,620 Federal Home Loan Bank bonds, 3.10%, due 12/20/06, value $20,655)			20,334	20,334

				33,890

Total Short-Term Securities (Identified Cost — $34,848)				34,848

Total Investments — 99.4% (Identified Cost — $304,564)				297,688
Other Assets Less Liabilities — 0.6%				1,814

Net Assets — 100.0%				$299,502

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

U.S. Government Intermediate — Continued

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts PurchasedH
Eurodollar Futures	September 2004	239	$(206)
Eurodollar Futures	December 2004	100	52
U.S. Treasury Note Futures	September 2004	392	412

			$258

Futures Contracts WrittenH
U.S. Treasury Note Futures	September 2004	557	$(988)
U.S. Treasury Bond Futures	September 2004	282	(600)

			$(1,588)

A	When-issued Securities — Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

B	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (’LIBOR”). The coupon rates are the rates as of June 30, 2004.

C	Stripped security — Security with interest-only or principal-only payment streams, denoted by a 1 or 2 respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

D	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 0.5% of net assets.

E	Stepped coupon security — A security with a predetermined schedule of interest or dividend rate changes.

F	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

G	Collateral to cover futures contracts.

H	Futures are described in more detail in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

U.S. Government Intermediate-Term Portfolio

June 30, 2004
(Amounts in Thousands) (Unaudited)

Assets:
Investment securities at market value (cost — $269,716)	$262,840
Short-term securities at value (cost — $34,848)	34,848

Total investments		$297,688

Receivable for:
Fund shares sold		490
Securities sold		42,757
Interest and dividends		2,266
Other assets		11

		343,212

Liabilities:

Payable for:
Fund shares repurchased		1,132
Securities purchased		41,472
Income distribution		437
Payable for futures variation margin		389
Due to manager and distributor		199
Accrued expenses		81

		43,710

Net Assets		$299,502

Net assets consist of:

Accumulated paid-in capital applicable to:
28,254 Primary Class shares outstanding	$303,228
803 Institutional Class shares outstanding	8,279
Under/(over) distributed net investment income	1,395
Accumulated net realized gain/(loss) on investments, options and futures	(5,194)
Unrealized appreciation/(depreciation) of investments, options and futures	(8,206)

Net Assets		$299,502

Net Asset Value Per Share:
Primary Class		$10.31

Institutional Class		$10.31

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

U.S. Government Intermediate Portfolio

For the Six Months Ended June 30, 2004
(Amounts in Thousands) (Unaudited)

Investment Income:

Dividends	$127
Interest	7,051

Total income			$7,178

Expenses:

Management fee	873
Distribution and service fees	773	A
Audit and legal fees	32
Custodian fee	87
Directors’ fees and expenses	11
Registration fees	12
Reports to shareholders	16

Transfer agent and shareholder servicing expense:
Primary Class	123
Institutional Class	2
Other expenses	3

	1,932
Less fees waived	(365)

Total expenses, net of waivers			1,567

Net Investment Income			5,611

Net Realized and Unrealized Gain/(Loss) on Investments:

Realized gain/(loss) on:
Investments	(3,895)
Futures	1,978
Change in unrealized appreciation/(depreciation) of investments, options and futures	(5,152)

Net Realized and Unrealized Gain/(Loss) on Investments			(7,069)

Change in Net Assets Resulting From Operations			$(1,458)

A	See Note 1, Significant Accounting Policies, in the notes to financial statements

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

U.S. Government Intermediate-Term Portfolio

(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	6/30/04	12/31/03

	(Unaudited)

Change in Net Assets:

Net investment income	$5,611	$9,203

Net realized gain/(loss) on investments, options and futures	(1,917)	8,052
Change in unrealized appreciation/(depreciation) of investments, options and futures	(5,152)	(13,276)

Change in net assets resulting from operations	(1,458)	3,979

Distributions to shareholders from net investment income:
Primary Class	(5,327)	(9,512)
Institutional Class	(158)	(279)

Change in net assets from Fund share transactions:
Primary Class	(28,867)	(47,284)
Institutional Class	728	(1,598)

Change in net assets	(35,082)	(54,694)

Net Assets:

Beginning of period	334,584	389,278

End of period	$299,502	$334,584

Under/(over) distributed net investment income	$1,395	$1,269

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

U.S. Government Intermediate-Term Portfolio

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months
	Ended		Years Ended December 31,
	June 30,
	2004		2003		2002		2001		2000		1999

	(Unaudited)
Net asset value, beginning of period	$10.54		$10.70		$10.32		$10.26		$9.92		$10.51

Investment operations:
Net investment income	.19	A	.26	A	.41	A	.53	A	.62	A	.54	A
Net realized and unrealized gain/(loss) on invest- ments, options and futures	(.24)		(.14)		.38		.06		.33		(.59)

Total from investment operations	(.05)		.12		.79		.59		.95		(.05)

Distributions:
From net investment income	(.18)		(.28)		(.41)		(.53)		(.61)		(.54)

Total distributions	(.18)		(.28)		(.41)		(.53)		(.61)		(.54)

Net asset value, end of period	$10.31		$10.54		$10.70		$10.32		$10.26		$9.92

Ratios/supplemental data:
Total return	(.49	)%B	1.11%		7.79%		5.83%		9.95%		(.48)%
Expenses to average net assets	1.00	%A,C	1.00	% A	1.00	% A	1.00	% A	1.00	% A	1.00	% A
Net investment income to average net assets	3.52	%A,C	2.48	% A	3.85	% A	5.08	% A	6.14	% A	5.28	% A
Portfolio turnover rate	73	%B	487%		204%		535%		248%		979%

Net assets, end of period (in thousands)	$291,221		$326,844		$379,793		$300,597		$272,668		$298,207

A	Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 1.00% until April 30, 2005. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended June 30, 2004, 1.23%; and for the years ended December 31, 2003, 1.21%; 2002, 1.19%; 2001, 1.17%; 2000, 1.19%; and 1999, 1.19%.

B	Not annualized.

C	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights — Continued

Institutional Class:

	Six Months
	Ended		Years Ended December 31,
	June 30,
	2004		2003		2002		2001		2000		1999

	(Unaudited)
Net asset value, beginning of period	$10.55		$10.70		$10.32		$10.27		$9.92		$10.51

Investment operations:
Net investment income	.21	D	.32	D	.46	D	.58	D	.67	D	.59	D
Net realized and unrealized gain/(loss) on investments, options and futures	(.24)		(.14)		.38		.05		.35		(.59)

Total from investment operations	(.03)		.18		.84		.63		1.02		—

Distributions:
From net investment income	(.21)		(.33)		(.46)		(.58)		(.67)		(.59)

Total distributions	(.21)		(.33)		(.46)		(.58)		(.67)		(.59)

Net asset value, end of period	$10.31		$10.55		$10.70		$10.32		$10.27		$9.92

Ratios/supplemental data:
Total return	(.34	)%B	1.71%		8.35%		6.30%		10.64%		.04%
Expenses to average net assets	.50	%C,D	.46	% D	.47	% D	.46	% D	.46	% D	.47	% D
Net investment income to average net assets	4.04	%C,D	3.03	% D	4.38	% D	5.63	% D	6.66	% D	5.84	% D
Portfolio turnover rate	73	%B	487%		204%		535%		248%		979%

Net assets, end of period (in thousands)	$8,281		$7,740		$9,485		$7,221		$6,723		$9,076

D	Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 0.50% until April 30, 2005. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended June 30, 2004, 0.73%; and for the years ended December 31, 2003, 0.68%; 2002, 0.66%; 2001, 0.63%; 2000, 0.65%; and 1999, 0.66%.

See notes to financial statements.

Semi-Annual Report to Shareholders

Performance Information

U.S. Government Money Market Portfolio

Maturity Schedule (as a percentage of portfolio)

Semi-Annual Report to Shareholders

Statement of Net Assets

U.S. Government Money Market Portfolio

June 30, 2004
(Amounts in Thousands) (Unaudited)

		Maturity
	Rate	Date	Par	Value

U.S. Government and Agency Obligations — 99.4%

Fannie Mae	0.92% to 1.8%	7/7/04 to 5/27/05	$209,607	$209,502
Federal Home Loan Bank	0.9% to 1.3%	7/1/04 to 4/25/05	101,000	100,966
Freddie Mac	0.935% to 1.43%	7/6/04 to 4/1/05	78,760	78,724
The International Bank for Redevelopment and Development	1.068%	7/6/04	10,000	9,999

Total U.S. Government and Agency Obligations (Identified Cost — $399,191)				399,191

Total Investments, at Amortized Cost and Value — 99.4%				399,191	A
Other Assets Less Liabilities — 0.6%				2,426

Net Assets Applicable to 401,618 Shares				$401,617

Net Asset Value Per Share				$1.00

A	Also represents cost for income tax purposes.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

U.S. Government Money Market Portfolio

For the Six Months Ended June 30, 2004
(Amounts in Thousands) (Unaudited)

Investment Income:

Interest		$2,542

Expenses:

Management fee	1,162
Distribution and service fees	232
Audit and legal fees	20
Custodian fee	71
Directors’ fees and expenses	12
Registration fees	24
Reports to shareholders	14
Transfer agent and shareholder servicing expense	129
Other expenses	8

Total expenses		1,672

Net Investment Income		870

Net Realized Gain/(Loss) on Investments:

Realized gain/(loss) on investments and futures		(1)

Change in Net Assets Resulting From Operations		$869

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

U.S. Government Money Market Portfolio

(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	6/30/04	12/31/03

	(Unaudited)

Change in Net Assets:

Net investment income	$870	$2,477

Net realized gain/(loss) on investments	(1)	—

Change in net assets resulting from operations	869	2,477

Distributions to shareholders from net investment income	(870)	(2,633)

Change in net assets from Fund share transactions	(42,263)	(97,836)

Change in net assets	(42,264)	(97,992)

Net Assets:

Beginning of period	443,881	541,873

End of period	$401,617	$443,881

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

U.S. Government Money Market Portfolio

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

	Six Months
	Ended		Years Ended December 31,
	June 30,
	2004		2003	2002	2001	2000	1999

	(Unaudited)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Investment operations:
Net investment income	.0019		.0049	.01	.04	.06	.04

Total from investment operations	.0019		.0049	.01	.04	.06	.04

Distributions:
From net investment income	(.0019)		(.0049)	(.01)	(.04)	(.06)	(.04)

Total distributions	(.0019)		(.0049)	(.01)	(.04)	(.06)	(.04)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Ratios/supplemental data:
Total return	.38	%A	.51%	1.13%	3.57%	5.66%	4.44%
Expenses to average net assets	.72	%A	.71%	.72%	.71%	.73%	.73%
Net investment income to average net assets	.37	%A	.49%	1.11%	3.46%	5.53%	4.34%

Net assets, end of period (in thousands)	$401,617		$443,881	$541,873	$501,070	$426,988	$379,994

A	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Income Trust, Inc.

(Amounts in Thousands) (Unaudited)

1. Significant Accounting Policies:

   The Legg Mason Income Trust, Inc. (“Corporation”), consisting of the Core Bond Fund (“Core Bond”), the High Yield Portfolio (“High Yield”), the Investment Grade Income Portfolio (“Investment Grade”), the U.S. Government Intermediate-Term Portfolio (“Government Intermediate”), and the U.S. Government Money Market Portfolio (“Government Money Market”) (each a “Fund”), is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, diversified investment company.
   The High Yield, Investment Grade and Government Intermediate Portfolios consist of two classes of shares: Primary Class and Institutional Class. The income and expenses of each of these Funds are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.
   Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation

   Securities owned by Core Bond, High Yield, Investment Grade and Government Intermediate for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Board of Directors and management. In determining fair value, the Board of Directors and management consider all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

Semi-Annual Report to Shareholders

   With respect to High Yield, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.
   In accordance with Rule 2a-7, the investments of Government Money Market are valued on the basis of amortized cost, so long as the Fund’s Board of Directors determines that this method constitutes fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate accretion or amortization of any discount or premium is recorded until maturity of the security.

Security Transactions

   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At June 30, 2004, receivables for securities sold and payables for securities purchased for each Fund were:

	Receivable	Payable for
	for Securities	Securities
	Sold	Purchased

Core Bond	$—	$3,351
High Yield	—	3,479
Investment Grade	2,654	2,856
Government Intermediate	42,757	41,472

   For the six months ended June 30, 2004, investment transactions (excluding short-term investments) were as follows:

	Purchases		Proceeds From Sales

	U.S. Gov’t.		U.S. Gov’t.
	Securities	Other	Securities	Other

Core Bond	$71,060	$14,449	$35,734	$3,531
High Yield	—	123,171	—	128,546
Investment Grade	33,900	134,344	55,764	117,779
Government Intermediate	176,618	41,483	199,192	3,556

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Income Trust, Inc. — Continued

Repurchase Agreements

   The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Funds’ investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Investment Income and Distributions to Shareholders

   Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for each Fund except High Yield, which declares and pays dividends monthly. Net capital gain distributions, which are calculated at the fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under federal income tax regulations. At June 30, 2004, accrued dividends payable were as follows: Core Bond, $53; High Yield, $0; Investment Grade, $786; Government Intermediate, $437; and Government Money Market, $73. There were no capital gain distributions payable at June 30, 2004.

Semi-Annual Report to Shareholders

Other

   In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

   No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gain to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.
   The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. During the six months ended June 30, 2004, High Yield and Government Intermediate realized net gains/(losses) of $782 and $(1,917), respectively, which the Funds intend to offset against/(add to) available capital loss carryforwards for federal income tax purposes at the end of the fiscal year. At December 31, 2003, the Funds had capital loss carryforwards as follows:

		Government
Expiration Date	High Yield	Intermediate

2008	$(38,887)	$(3,834)
2009	(83,723)	—
2010	(32,610)	—
2011	(2,797)	—

3. Financial Instruments:

Options and Futures
   As part of their investment programs, Core Bond, High Yield, Investment Grade and Government Intermediate may utilize options and futures. Options may be written (sold) or purchased by these Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Income Trust, Inc. — Continued

   When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:

The option expires	Realize a loss in the amount of the cost of the option.

The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.

The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.

The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Written option:	Impact on the Fund:

The option expires	Realize a gain equal to the amount of the premium received.

The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.

A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.

A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

Notes to Financial Statements — Continued

Legg Mason Income Trust, Inc. — Continued

Semi-Annual Report to Shareholders

   The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of net assets. The risk in writing a covered call option is that a Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.

   Activity in written call and put options during the six months ended June 30, 2004, was as follows:

Core Bond:

	Calls		Puts

	Actual		Actual
	Contracts	Premiums	Contracts	Premiums

Options written	94	$81	16	$10
Options closed	(29)	(27)	(4)	(4)
Options expired	(5)	(4)	(9)	(4)
Options exercised	—	—	—	—

Options outstanding, June 30, 2004	60	$50	3	$2

   Upon entering into a futures contract, the Fund is required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

   The Funds enter into futures contracts as a hedge against anticipated changes in interest rates. There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Income Trust, Inc. — Continued

   The open futures positions and related appreciation or depreciation at June 30, 2004, for Core Bond, Investment Grade, and Government Intermediate are listed at the end of each Fund’s portfolio of investments.

Forward Currency Exchange Contracts

   As part of its investment program, High Yield may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.
   Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by High Yield as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
   The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Fund if the counterparties do not complete the transaction.
   At June 30, 2004, High Yield had no open forward currency exchange contracts.

Swap Agreements

   The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a Fund will not enter into any swap agreement unless the adviser believes that the other party to the transaction is creditworthy, a Fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

Semi-Annual Report to Shareholders

   The Funds may invest in different types of swap agreements. Credit default swap contracts represent the exchange of commitments to provide a level of credit protection for a commitment to receive interest at a fixed rate based on the potential risk of default of the relevant underlying issuer (the relevant underlying issuer for credit default swap contracts is listed in a parenthetical reference following the agreement counterparty). Interest rate swap contracts involve the exchange of commitments to pay and receive interest based on a notional principal amount. Total return swap contracts involve the exchange of commitments to pay and receive interest based on the total return of an index over a specified period.
   The following is a summary of open swap contracts outstanding at June 30, 2004:

Core Bond:

				Contract	Unrealized
		The Fund	The Fund	Notional	Appreciation/
Agreement With:	Termination Date	Agrees to Pay	Will Receive	Amount	(Depreciation)

J.P. Morgan Chase & Co. (iBoxx IG Hi Vol 2)	September 20, 2009	1.15% Quarterly	Specified amount upon credit event noticeA	$4,000	$(16)

4. Transactions With Affiliates:

   Each Fund has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund’s average daily net assets. LMFA has voluntarily agreed to waive its fees to the extent each Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates. These voluntary expense limitations for Core Bond, Investment Grade and Government Intermediate are due to expire on April 30, 2005. High Yield and Government Money Market have no expense limitations. The following chart shows annual rates of management fees, expense limits, management fees waived, and management fees payable for each Fund:

A Fund will receive $1,000 upon bankruptcy or failure to make a scheduled interest payment.

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Income Trust, Inc. — Continued

			Six Months
			Ended June 30,	At June 30,
			2004	2004

		Expense	Management	Management
Fund	Management Fee	Limitation	Fees Waived	Fees Payable

Core Bond	0.45%	1.00%	$44	$—
High Yield
— Primary Class	0.65%	None	N/A	107
— Institutional Class	0.65%	None	N/A	4
Investment Grade
— Primary Class	0.60%	1.00%	561	96
— Institutional Class	0.60%	0.50%	10	2
Government Intermediate
— Primary Class	0.55%	1.00%	356	77
— Institutional Class	0.55%	0.50%	9	2
Government Money Market	0.50% – 0.40% B	None	N/A	178

   Western Asset Management Company (“Adviser”) serves as investment adviser to the Funds. The Adviser is responsible for the actual investment activity of each Fund. LMFA pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 0.40% of the management fee received by LMFA for Core Bond; 77% of the management fee received by LMFA for High Yield; 40% for Investment Grade; and 30% for Government Money Market. For Government Intermediate, LMFA pays the Adviser a fee, computed daily and payable monthly, of 0.20% of its average daily net assets, not to exceed the fee received by LMFA.

B	Government Money Market’s management fee varies with the level of the Fund’s average daily net assets. The management fee is calculated as follows:

Average Net Assets	Advisory Fee Rate

$0 – $500 million	0.50%
next $500 million	0.475%
next $500 million	0.45%
next $500 million	0.425%
thereafter	0.40%

Semi-Annual Report to Shareholders

   Legg Mason Wood Walker, Incorporated (“Legg Mason”), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee based on each Fund’s Primary Class’s average daily net assets, computed daily and payable monthly as shown in the table below. For the period from its inception (February 27, 2004) to June 30, 2004, Legg Mason waived all $46 of Core Bond’s distribution and service fees.

			At June 30, 2004

	Distribution	Service	Distribution and Service
	Fee	Fee	Fees Payable

Core Bond	0.25%	0.25%	$—
High Yield	0.25%	0.25%	82
Investment Grade	0.25%	0.25%	158
Government Intermediate	0.25%	0.25%	120
Government Money Market	N/A	0.10%	36

   LM Funds Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Funds’ transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS the following amounts for the period ended June 30, 2004: Core Bond, $0; High Yield, $30; Investment Grade, $41; Government Intermediate, $28; and Government Money Market, $46.

   LMFA, the Adviser, Legg Mason and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

5. Line of Credit:

   The Funds, excluding Government Money Market, but including certain other Legg Mason Funds, participate in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the federal funds rate plus the federal funds rate margin. For the six months ended June 30, 2004, the Funds had no borrowings under the Credit Agreement.

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Income Trust, Inc. — Continued

6. Fund Share Transactions:

   At June 30, 2004, there were 1,750,000 shares authorized at $.001 par value for all classes of each portfolio of the Corporation. Share transactions were as follows:

Core Bond

Period
Ended
6/30/04C

Shares
Sold	4,922
Reinvested	20
Repurchased	(373)

Net Change	4,569

Amount
Sold	$48,754
Reinvested	189
Repurchased	(3,635)

Net Change	$45,308

	High Yield

	Primary Class		Institutional Class

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	6/30/04	12/31/03	6/30/04	12/31/03

Shares
Sold	2,804	11,415	359	978
Reinvested	561	1,342	26	44
Repurchased	(5,377)	(8,542)	(240)	(656)

Net Change	(2,012)	4,215	145	366

Amount
Sold	$25,462	$97,837	$3,256	$8,358
Reinvested	5,014	11,598	235	385
Repurchased	(48,368)	(73,936)	(2,169)	(5,677)

Net Change	$(17,892)	$35,499	$1,322	$3,066

C	For the period February 27, 2004 (commencement of operations) to March 31, 2004.

Semi-Annual Report to Shareholders

	Investment Grade

	Primary Class		Institutional Class

	Six Months		Six Months	Year
	Ended	Year Ended	Ended	Ended
	6/30/04	12/31/03	6/30/04	12/31/03

Shares
Sold	4,765	14,879	292	412
Reinvested	745	1,713	17	23
Repurchased	(6,701)	(11,141)	(101)	(165)

Net Change	(1,191)	5,451	208	270

Amount
Sold	$51,865	$159,989	$3,182	$4,456
Reinvested	8,019	18,456	178	244
Repurchased	(72,408)	(119,804)	(1,100)	(1,791)

Net Change	$(12,524)	$58,641	$2,260	$2,909

	U.S. Government Intermediate

	Primary Class		Institutional Class

	Six Months		Six Months	Year
	Ended	Year Ended	Ended	Ended
	6/30/04	12/31/03	6/30/04	12/31/03

Shares
Sold	2,593	10,382	210	417
Reinvested	415	785	13	26
Repurchased	(5,766)	(15,656)	(154)	(595)

Net Change	(2,758)	(4,489)	69	(152)

Amount
Sold	$27,266	$110,857	$2,212	$4,469
Reinvested	4,346	8,339	141	272
Repurchased	(60,479)	(166,480)	(1,625)	(6,339)

Net Change	$(28,867)	$(47,284)	$728	$(1,598)

Semi-Annual Report to Shareholders

	U.S. Government Money
	Market

	Six Months	Year
	Ended	Ended
	6/30/04	12/31/03

Shares
Sold	795,679	1,306,465
Reinvested	842	2,476
Repurchased	(838,784)	(1,406,777)

Net Change	(42,263)	(97,836)

Amount
Sold	795,679	$1,306,465
Reinvested	842	2,476
Repurchased	(838,784)	(1,406,777)

Net Change	$(42,263)	$(97,836)

Notes

Notes

Fund Information

Investment Manager

Legg Mason Fund Adviser, Inc. Baltimore, MD

Investment Adviser

Western Asset Management Company Pasadena, CA

Board of Directors

John F. Curley, Jr., Chairman Mark R. Fetting, President Arnold L. Lehman Robin J.W. Masters Dr. Jill E. McGovern Arthur S. Mehlman G. Peter O’Brien S. Ford Rowan

Officers

Marie K. Karpinski, Vice President and Treasurer Gregory T. Merz, Vice President, Secretary and Chief Legal Officer Erin K. Morris, Assistant Treasurer Richard M. Wachterman, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services Braintree, MA

Custodian

State Street Bank & Trust Company Boston, MA

Counsel

Kirkpatrick & Lockhart LLP Washington, DC

Independent Auditors

PricewaterhouseCoopers LLP Baltimore, MD

About the Legg Mason Funds

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

For more information about the differences between the fund share classes included in this report, contact a Legg Mason Financial Advisor.

Information about the policies and procedures that the Funds use to determine how to vote proxies relating to each Fund’s portfolio securities is available in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission website (http://www.sec.gov). Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available at the SEC’s website or without charge upon request through www.leggmasonfunds.com/about1mf.

This report is not to be distributed unless preceded or accompanied by a prospectus.

Legg Mason Funds For Primary Class Shareholders 800-822-5544 www.leggmasonfunds.com	Legg Mason Institutional Funds For FI and I Class Shareholders 888-425-6432 www.lminstitutionalfunds.com

Legg Mason Wood Walker, Incorporated P.O. Box 1476, Baltimore, MD 21203-1476 410-539-0000

LMF-056

Item 2 — Code of Ethics

     Not applicable for semi-annual reports.

Item 3 — Audit Committee Financial Expert

     Not applicable for semi-annual reports.

Item 4 — Principal Accountant Fees and Services

     Not applicable for semi-annual reports.

Item 5 — Audit Committee of Listed Registrants

     Not applicable.

Item 6 — Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included in the semi-annual report.

Item 7 — Disclosure of Proxy Voting Policies and Procedures

     Not applicable.

Item 8 — Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 9 — Submission of Matters to a Vote of Security Holders

The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Secretary at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.

Item 10 — Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 11	— Exhibits
(a)	File the exhibits listed below as part of this Form.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Income Trust, Inc.

By: /s/ Mark R. Fetting

Mark R. Fetting
President
Legg Mason Income Trust, Inc.

Date: 8/24/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President
Legg Mason Income Trust, Inc.

Date: 8/24/04

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Treasurer
Legg Mason Income Trust, Inc.
Date: 8/24/04